UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (11.2%)[a]	Value
Basic Materials (1.0%)
	Alpha 3 BV, Term Loan
$40,000	4.147%, 1/31/2024	$40,075
	Arch Coal, Inc., Term Loan
65,000	5.000%, 2/28/2024[b,c]	64,858
	Chemours Company, Term Loan
55,000	0.000%, 5/12/2022[b,c]	55,275
81,076	6.000%, 5/12/2022	81,481
	Contura Energy, Inc., Term Loan
115,000	6.000%, 2/23/2024	113,563
	Fortescue Metals Group, Ltd., Term Loan
54,076	3.750%, 6/30/2019	54,355
	Ineos Finance, LLC, Term Loan
190,000	0.000%, 3/31/2022[b,c]	190,916
	Peabody Energy Corporation, Term Loan
35,000	0.000%, 2/7/2022[b,c]	34,956
	Tronox Pigments BV, Term Loan
141,931	4.647%, 3/19/2020	142,700

	Total	778,179

Capital Goods (0.6%)
	Advanced Disposal Services, Inc., Term Loan
75,391	3.698%, 11/10/2023	75,784
	Cortes NP Intermediate Holding II Corporation, Term Loan
215,000	5.030%, 11/30/2023	217,017
	Reynolds Group Holdings, Inc., Term Loan
54,726	3.982%, 2/5/2023	54,913
	Sterigenics-Nordion Holdings, LLC, Term Loan
120,000	0.000%, 5/15/2022[b,c]	120,000

	Total	467,714

Communications Services (3.3%)
	Altice Financing SA, Term Loan
60,000	0.000%, 6/22/2025[b,c]	60,000
	Altice US Finance I Corporation, Term Loan
75,000	0.000%, 7/14/2025[b,c]	74,883
	Atlantic Broadband Penn, LLC, Term Loan
57,837	3.482%, 11/30/2019	57,967
	Beasley Broadcast Group, Inc., Term Loan
58,132	7.000%, 11/1/2023	58,859
	Birch Communication Inc., Term Loan
81,772	8.400%, 7/17/2020	71,959
	CBS Radio, Inc., Term Loan
25,000	0.000%, 3/2/2024[b,c]	25,125
	Cengage Learning Acquisitions, Term Loan
138,950	5.250%, 6/7/2023	132,219
	Charter Communications Operating, LLC, Term Loan
59,844	2.990%, 7/1/2020	59,977
59,845	2.990%, 1/3/2021	59,964
	Cincinnati Bell, Inc., Term Loan
47,820	4.000%, 9/10/2020	48,024
	CommScope, Inc., Term Loan
96,470	3.482%, 12/29/2022	97,103

Principal Amount	Bank Loans (11.2%)[a]	Value
Communications Services (3.3%) - continued
	CSC Holdings, LLC, Term Loan
$24,609	3.943%, 10/11/2024	$24,540
75,000	0.000%, 7/15/2025[b,c]	74,888
	FairPoint Communications, Inc., Term Loan
100,392	7.500%, 2/14/2019	100,794
	Gray Television, Inc., Term Loan
59,850	3.334%, 2/7/2024	60,100
	Hargray Communications Group, Inc., Term Loan
110,998	4.897%, 6/26/2019	111,414
	Hargray Merger Subsidiary Corporation, Term Loan
45,000	0.000%, 6/24/2024[b,c]	45,070
	Intelsat Jackson Holdings SA, Term Loan
39,444	3.887%, 6/30/2019	38,579
	Level 3 Financing, Inc., Term Loan
200,000	3.227%, 2/22/2024	200,250
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
105,000	4.523%, 1/7/2022	104,519
	LTS Buyer, LLC, Term Loan
135,146	4.397%, 4/13/2020	135,653
	McGraw-Hill Global Education Holdings, LLC, Term Loan
114,137	5.000%, 5/4/2022	112,743
	Mediacom Illinois, LLC, Term Loan
55,000	3.200%, 2/15/2024	55,229
	NEP/NCP Holdco, Inc., Term Loan
183,071	4.250%, 1/22/2020	182,994
	Numericable US, LLC, Term Loan
89,462	5.289%, 1/15/2024	89,525
	SBA Senior Finance II, LLC, Term Loan
97,250	3.240%, 3/24/2021	97,426
	SFR Group SA, Term Loan
55,000	0.000%, 3/22/2025[b,c]	54,777
	Sprint Communications, Inc., Term Loan
210,000	3.500%, 2/2/2024	209,851
	TNS, Inc., Term Loan
32,961	5.000%, 2/14/2020	33,167
	Univision Communications, Inc., Term Loan
88,478	3.750%, 3/15/2024	87,887
	WideOpenWest Finance, LLC, Term Loan
124,375	4.554%, 8/18/2023	124,927

	Total	2,690,413

Consumer Cyclical (1.6%)
	Amaya Holdings BV, Term Loan
158,766	4.647%, 8/1/2021	159,032
	Boyd Gaming Corporation, Term Loan
50,000	0.000%, 9/15/2023[b,c]	50,242
	Burlington Coat Factory Warehouse Corporation, Term Loan
87,246	3.700%, 8/13/2021	87,491
	Ceridian HCM Holding, Inc., Term Loan
43,366	4.540%, 9/15/2020	42,986
	Eldorado Resorts, Inc., Term Loan
50,000	0.000%, 3/16/2024[b,c]	49,875

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (11.2%)[a]	Value
Consumer Cyclical (1.6%) - continued
	Four Seasons Holdings, Inc., Term Loan
$84,787	4.147%, 11/30/2023	$85,635
	Golden Nugget, Inc., Term Loan
60,474	4.540%, 11/21/2019	61,268
	Golden Nugget, Inc., Term Loan Delayed Draw
28,657	4.500%, 11/21/2019	29,034
	IMG Worldwide, Inc., Term Loan
50,000	8.290%, 5/6/2022	50,500
	KAR Auction Services, Inc., Term Loan
99,000	4.500%, 3/9/2023	100,032
	Michaels Stores, Inc., Term Loan
55,939	3.750%, 1/30/2023	55,752
	Mohegan Tribal Gaming Authority, Term Loan
119,700	5.500%, 10/13/2023	119,824
	Scientific Games International, Inc., Term Loan
250,000	4.846%, 10/1/2021	253,085
	Seminole Hard Rock Entertainment, Inc., Term Loan
145,833	3.897%, 5/14/2020	146,441
	Seminole Indian Tribe of Florida, Term Loan
46,452	3.397%, 4/29/2020	46,510

	Total	1,337,707

Consumer Non-Cyclical (1.8%)
	Air Medical Group Holdings, Inc., Term Loan
74,438	5.000%, 4/28/2022	74,469
	Berry Plastics Corporation, Term Loan
165,000	3.108%, 2/8/2020	165,903
55,000	3.108%, 1/6/2021	55,248
	CHS/Community Health Systems, Inc., Term Loan
11,104	3.798%, 12/31/2019	11,027
165,088	4.048%, 1/27/2021	162,736
	Endo Luxembourg Finance I Company SARL, Term Loan
98,750	4.000%, 9/26/2022	98,599
	Grifols Worldwide Operations USA, Inc., Term Loan
90,000	3.194%, 1/31/2025	90,114
	JBS USA LUX SA, Term Loan
180,000	3.289%, 10/30/2022	180,563
	Libbey Glass, Inc., Term Loan
114,460	3.854%, 4/9/2021	115,032
	MultiPlan, Inc., Term Loan
36,484	4.897%, 6/7/2023	36,927
	Ortho-Clinical Diagnostics, Inc., Term Loan
126,659	4.750%, 6/30/2021	125,867
	Valeant Pharmaceuticals International, Inc., Term Loan
330,248	5.570%, 4/1/2022[b,c]	330,978

	Total	1,447,463

Energy (0.4%)
	Energy Solutions, LLC, Term Loan
50,358	6.750%, 5/29/2020	50,840

Principal Amount	Bank Loans (11.2%)[a]	Value
Energy (0.4%) - continued
	Exgen Renewables I, LLC, Term Loan
$31,177	5.272%, 2/8/2021	$31,333
	Houston Fuel Oil Terminal, LLC, Term Loan
59,391	4.400%, 8/19/2021	59,094
	McJunkin Red Man Corporation, Term Loan
44,691	5.000%, 11/8/2019	44,915
	MEG Energy Corporation, Term Loan
60,000	4.540%, 12/31/2023	59,966
	Pacific Drilling SA, Term Loan
66,413	4.625%, 6/3/2018	30,301
	Western Refining, Inc., Term Loan
39,490	5.250%, 11/12/2020	39,490
14,850	5.500%, 6/23/2023	14,850

	Total	330,789

Financials (0.8%)
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
85,000	0.000%, 7/20/2020[b,c]	86,098
	Colorado Buyer, Inc., Term Loan
95,000	0.000%, 3/15/2024[b,c]	95,475
50,000	0.000%, 3/15/2025[b,c]	50,187
	Delos Finance SARL, Term Loan
85,000	3.397%, 10/6/2023	85,871
	DJO Finance, LLC, Term Loan
59,100	4.250%, 6/7/2020	57,093
	Gartner, Inc., Term Loan
25,000	0.000%, 3/16/2024[b,c]	25,188
	MoneyGram International, Inc., Term Loan
97,117	4.397%, 3/27/2020	96,995
	Sable International Finance, Ltd., Term Loan
45,000	5.732%, 12/30/2022	45,319
	TransUnion, LLC, Term Loan
74,807	3.482%, 4/9/2023	75,229

	Total	617,455

Technology (1.2%)
	Accudyne Industries, LLC, Term Loan
62,705	4.147%, 12/13/2019	58,734
	First Data Corporation, Term Loan
182,795	3.984%, 3/24/2021	184,133
86,648	3.984%, 7/8/2022	87,279
	Harland Clarke Holdings Corporation, Term Loan
73,274	7.147%, 12/31/2021	73,860
59,647	6.647%, 2/9/2022	60,020
	ON Semiconductor Corporation, Term Loan
34,126	0.000%, 3/31/2023[b,c]	34,261
	Rackspace Hosting, LLC, Term Loan
59,850	4.535%, 11/3/2023	60,216
	RP Crown Parent, LLC, Term Loan
89,775	4.500%, 10/12/2023	90,281
	Western Digital Corporation, Term Loan
189,525	3.732%, 4/29/2023	190,446
	Zayo Group, LLC, Term Loan
115,000	2.976%, 1/19/2021	115,493

	Total	954,723

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (11.2%)[a]	Value

Transportation (0.2%)
	OSG Bulk Ships, Inc., Term Loan
$75,145	5.290%, 8/5/2019	$74,393
	XPO Logistics, Inc., Term Loan
90,000	3.108%, 11/1/2021	90,211

	Total	164,604

Utilities (0.3%)
	Calpine Corporation, Term Loan
60,000	2.740%, 12/31/2019	59,875
74,620	3.900%, 1/15/2024	74,900
	Intergen NV, Term Loan
53,910	5.650%, 6/12/2020	53,573
	Talen Energy Supply, LLC, Term Loan
63,411	6.060%, 12/6/2023[b,c]	63,808

	Total	252,156

	Total Bank Loans (cost $9,041,990)	9,041,203

Shares	Common Stock (64.2%)	Value
Consumer Discretionary (9.5%)
1,400	Amazon.com, Inc.[d]	1,241,156
11,160	American Axle & Manufacturing Holdings, Inc.[d]	209,585
2,990	Aramark	110,241
2,695	Aryzta AGd	86,534
2,000	Bandai Namco Holdings, Inc.	59,951
855	Bellway plc	28,970
2,880	Berkeley Group Holdings plc	115,803
4,700	Bridgestone Corporation	190,788
1,404	Bunzl plc	40,808
2,010	Burlington Stores, Inc.[d]	195,553
241	Cie Generale des Etablissements Michelin	29,286
1,900	Citizen Watch Company, Ltd.	12,183
18,646	Comcast Corporation	700,903
10,300	ComfortDelGro Corporation, Ltd	18,854
4,000	Denso Corporation	176,489
6,161	Eutelsat Communications	137,314
4,200	Fuji Heavy Industries, Ltd.	154,049
2,900	General Motors Company	102,544
9,400	Honda Motor Company, Ltd.	283,777
5,700	Inchcape plc	60,095
430	Ipsos SA	13,349
48,000	Li & Fung, Ltd.	20,824
265	LVMH Moet Hennessy Louis Vuitton SE	58,245
5,102	Marks and Spencer Group plc	21,550
2,990	Newell Brands, Inc.	141,038
454	Nexity SA	22,320
762	Next plc	41,222
12,920	NIKE, Inc.	720,032
1,500	Nikon Corporation	21,798
3,260	Norwegian Cruise Line Holdings, Ltd.[d]	165,380
180	Priceline Group, Inc.[d]	320,395
209	Publicis Groupe SA	14,592
2,541	RHd	117,547
200	RTL Group SA	16,092
1,387	SES SA	32,246
4,800	Singapore Press Holdings, Ltd.	12,181
8,344	Starbucks Corporation	487,206
4,200	Sumitomo Forestry Company, Ltd.	64,016
3,400	Sumitomo Rubber Industries, Ltd.	58,011
200	Swatch Group AG	13,927

Shares	Common Stock (64.2%)	Value
Consumer Discretionary (9.5%) - continued
9,000	Time, Inc.	$174,150
5,340	Toll Brothers, Inc.[d]	192,827
800	Toyoda Gosei Company, Ltd.	20,404
2,500	Tractor Supply Company	172,425
1,200	TV Asahi Holdings Corporation	22,738
5,780	Walt Disney Company	655,394
3,042	Wolters Kluwer NV	126,251
1,500	Yokohama Rubber Company, Ltd.	29,398

	Total	7,710,441

Consumer Staples (3.6%)
6,050	AdvancePierre Foods Holdings, Inc.	188,579
2,300	Axfood AB	34,539
11,688	Coca-Cola Amatil, Ltd.	96,631
3,130	Coca-Cola HBC AG	80,804
766	Ebro Foods SA	15,478
436	Henkel AG & Company KGaA	48,487
5,642	Imperial Brands plc	273,431
315	Kesko Oyj	15,018
1,900	Kewpie Corporation	54,017
1,000	Kirin Holdings Company, Ltd.	18,916
12,149	Koninklijke Ahold Delhaize NV	259,623
2	Lindt & Spruengli AG	11,333
532	Nestle SA	40,832
9,940	Philip Morris International, Inc.	1,122,226
500	Seven & I Holdings Company, Ltd.	19,642
1,000	Suedzucker AG	25,061
3,835	Tate & Lyle plc	36,749
6	Unilever NV	298
4,190	Walgreens Boots Alliance, Inc.	347,979
7,670	Whole Foods Market, Inc.	227,952

	Total	2,917,595

Energy (4.1%)
280	Arch Coal, Inc.[d]	19,303
89,797	BP plc	516,881
3,400	Concho Resources, Inc.[d]	436,356
400	Contura Energy, Inc.[d]	26,560
1,955	Crescent Point Energy Corporation	21,125
8,070	Devon Energy Corporation	336,680
7,280	Halliburton Company	358,249
10,027	John Wood Group plc	95,789
3,577	OMV AG	140,967
10,741	Petrofac, Ltd.	124,073
2,700	Pioneer Natural Resources Company	502,821
2,898	Royal Dutch Shell plc	76,300
910	Royal Dutch Shell plc, Class A	23,986
6,960	Royal Dutch Shell plc, Class B	191,326
7,608	Snam SPA	32,881
1,845	Statoil ASA	31,713
2,974	Total SAc	150,376
2,110	U.S. Silica Holdings, Inc.	101,259
11,010	WPX Energy, Inc.[d]	147,424

	Total	3,334,069

Financials (9.0%)
780	Affiliated Managers Group, Inc.	127,873
8,250	Apollo Investment Corporation	54,120
3,800	Ares Capital Corporation	66,044
2,040	ASX, Ltd.	78,673
6,574	Australia & New Zealand Banking Group, Ltd.	159,621
30,950	Bank of America Corporation	730,110
26	Bank of East Asia, Ltd.	108
3,731	Bank of Nova Scotia	218,274
3,200	Bank of the Ozarks, Inc.	166,432

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (64.2%)	Value
Financials (9.0%) - continued
27,393	Bankia, SA	$31,182
8,829	Barclays plc	24,922
718	Canadian Imperial Bank of Commerce	61,912
3,000	Chiba Bank, Ltd.	19,304
1,593	CI Financial Corporation	31,660
6,045	CNP Assurances	122,928
2,079	Danske Bank AS	70,885
16,692	Direct Line Insurance Group plc	72,624
9,370	Encore Capital Group, Inc.[d]	288,596
1,900	Erste Group Bank AG	61,868
20,647	FlexiGroup, Ltd.	36,437
27,000	Fukuoka Financial Group, Inc.	117,281
1,337	Genworth MI Canada, Inc.	36,968
3,750	Goldman Sachs Group, Inc.	861,450
1,269	Hannover Rueckversicherung SE	146,229
19,075	Henderson Group plc	55,692
37,103	HSBC Holdings plc	302,643
2,248	ING Groep NV	33,955
777	Intact Financial Corporation	55,261
5,070	Intercontinental Exchange, Inc.	303,541
11,050	KeyCorp	196,469
841	Macquarie Group, Ltd.	57,942
38,702	Mapfre SA	132,559
2,300	Meta Financial Group, Inc.	203,550
396	MGIC Investment Corporation[d]	4,011
4,200	Mitsubishi UFJ Financial Group, Inc.	26,457
48,800	Mizuho Financial Group, Inc.	89,576
800	MS and AD Insurance Group Holdings, Inc.	25,552
146	Muenchener Rueckversicherungs-Gesellschaft AG	28,580
3,559	National Bank of Canada	149,441
820	New Residential Investment Corporation	13,924
5,486	Nordea Bank AB	62,589
773	Pargesa Holding SA	54,635
7,264	Poste Italiane SPA[e]	48,384
2,367	Power Corporation of Canada	55,604
8,500	Resona Holdings, Inc.	45,695
9,100	Senshu Ikeda Holdings, Inc.	37,643
1,477	Societe Generale	74,833
2,700	Sumitomo Mitsui Trust Holdings, Inc.	93,560
2,123	Swiss Re AG	190,680
15,550	Synchrony Financial	533,365
4,100	T&D Holdings, Inc.	59,428
4,280	TD Ameritrade Holding Corporation	166,321
484	TMX Group, Ltd.	24,534
9,827	UnipolSai Assicurazioni SPA	21,707
5,425	Westpac Banking Corporation	145,023
3,920	XL Group, Ltd.	156,251
3,880	Zions Bancorporation	162,960
122	Zurich Insurance Group AG	32,557

	Total	7,230,423

Health Care (6.2%)
4,590	Acadia Healthcare Company, Inc.[d]	200,124
2,000	Allergan plc	477,840
936	Ansell, Ltd.	17,209
200	Anthem, Inc.	33,076
800	Astellas Pharmaceutical, Inc.	10,551
9,700	Bristol-Myers Squibb Company	527,486
3,295	CAE, Inc.	50,347
5,780	Celgene Corporation[d]	719,205
1,730	CIGNA Corporation	253,428
120	Danaher Corporation	10,264

Shares	Common Stock (64.2%)	Value
Health Care (6.2%) - continued
598	GlaxoSmithKline plc	$12,434
4,690	Hologic, Inc.[d]	199,559
500	KYORIN Holdings, Inc.	10,579
167	Lonza Group AG	31,567
7,880	Medtronic plc	634,813
10,530	Merck & Company, Inc.	669,076
1,000	Merck KGaA	113,954
6,908	Novartis AG	512,971
3,100	Novo Nordisk AS	106,451
67	Roche Holding AG-Genusschein	17,134
1,120	Teleflex, Inc.	216,978
1,270	Waters Corporation[d]	198,514

	Total	5,023,560

Industrials (7.6%)
1,915	Abertis Infraestructuras SA	30,827
2,735	Adecco SA	194,197
7,000	Asahi Glass Company, Ltd.	56,795
9,841	Capita plc	69,602
12,490	CSX Corporation	581,410
3,520	Cummins, Inc.	532,224
2,000	Dai Nippon Printing Company, Ltd.	21,643
2,490	Delta Air Lines, Inc.	114,440
1,229	Deutsche Lufthansa AG	19,938
1,360	Equifax, Inc.	185,966
3,158	Finning International, Inc.	58,988
1,100	Fuji Machine Manufacturing Company, Ltd.	14,459
9,691	GWA Group, Ltd.	21,455
700	Hitachi Transport System, Ltd.	14,545
79	Hochtief AG	13,055
4,630	Illinois Tool Works, Inc.	613,336
1,200	Inaba Denki Sangyo Company, Ltd.	43,060
16,900	ITOCHU Corporation	240,594
9,640	Jacobs Engineering Group, Inc.	532,899
700	Jardine Matheson Holdings, Ltd.	44,975
4,200	KITZ Corporation	28,007
2,000	Komatsu, Ltd.	52,387
3,970	KONE Oyj	174,396
947	Koninklijke Boskalis Westminster NV	32,627
529	Loomis AB	16,727
2,600	Marubeni Corporation	16,060
3,230	Masonite International Corporation[d]	255,978
6,872	Meggitt plc	38,355
1,440	Middleby Corporation[d]	196,488
2,400	MIRAIT Holdings Corporation	23,547
5,600	Mitsubishi Electric Corporation	80,686
7,000	Mitsubishi Heavy Industries, Ltd.	28,166
2,000	Mitsuboshi Belting, Ltd.	18,592
2,376	Monadelphous Group, Ltd.	22,367
3,765	National Express Group plc	16,982
2,000	Nippon Express Company, Ltd.	10,295
3,200	Nitto Kogyo Corporation	44,265
2,870	Oshkosh Corporation	196,853
1,084	Philips Lighting NVd,e	31,003
629	Randstad Holding NV	36,261
1,547	RELX NV	28,699
3,993	Rolls-Royce Holdings plc[d]	37,722
3,330	Saia, Inc.[d]	147,519
1,700	Sanwa Holdings Corporation	15,957
257	Schindler Holding AG, Participation Certificate	49,713
1,660	Siemens AG	227,375
897	Skanska AB	21,111
8,803	SKF AB	174,084
2,700	Smiths Group plc	54,860

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (64.2%)	Value
Industrials (7.6%) - continued
9,500	Sojitz Corporation	$23,873
366	Sulzer, Ltd.	38,286
2,600	Teijin, Ltd.	49,094
1,200	Toppan Forms Company, Ltd.	11,779
2,202	Vinci SA	174,858
1,830	WABCO Holdings, Inc.[d]	214,879
828	Wolseley plc	52,132
719	WSP Global, Inc.	25,395
2,644	YIT Oyj	17,874
600	Yuasa Trading Company, Ltd.	16,657

	Total	6,106,317

Information Technology (10.3%)
860	Alliance Data Systems Corporation	214,140
720	Alphabet, Inc., Class Ad	610,416
371	Alphabet, Inc., Class Cd	307,767
10,560	Apple, Inc.	1,517,050
2,733	Cap Gemini SA	252,272
1,008	Capital Power Corporation	19,753
7,980	Ciena Corporation[d]	188,408
8,210	Cognizant Technology Solutions Corporation[d]	488,659
1,370	F5 Networks, Inc.[d]	195,321
5,110	Facebook, Inc.[d]	725,876
7,560	Finisar Corporation[d]	206,690
3,700	FUJIFILM Holdings NPV	145,032
5,870	Juniper Networks, Inc.	163,362
6,400	Konica Minolta Holdings, Inc.	57,405
1,700	NEC Networks & System Integration Corporation	32,926
5,170	New Relic, Inc.[d]	191,652
65	NVIDIA Corporation	7,080
11,890	PayPal Holdings, Inc.[d]	511,508
19,290	Pure Storage, Inc.[d]	189,621
600	Ryosan Company, Ltd.	18,087
4,150	Salesforce.com, Inc.[d]	342,333
900	Seagate Technology plc	41,337
486	SMA Solar Technology AG	12,279
497	Software AG	19,633
3,707	Telefonaktiebolaget LM Ericsson	24,749
300	Tokyo Electron, Ltd.	32,843
6,470	Twitter, Inc.[d]	96,727
5,090	Vantiv, Inc.[d]	326,371
8,520	Visa, Inc.	757,172
10,410	Xilinx, Inc.	602,635

	Total	8,299,104

Materials (3.1%)
800	Adeka Corporation	11,690
1,213	APERAM	60,478
510	Ashland Global Holdings, Inc.	63,143
16,053	BHP Billiton, Ltd.	291,943
2,327	BillerudKorsnas AB	37,496
9,730	BlueScope Steel, Ltd.	91,216
1,280	Crown Holdings, Inc.[d]	67,776
7,100	Daicel Corporation	85,736
1,600	Domtar Corporation	58,432
7,000	DOWA Holdings Company, Ltd.	50,364
470	Eagle Materials, Inc.	45,656
4,331	Evonik Industries AG	141,167
1,030	FMC Corporation	71,678
3,169	Granges AB	28,963
1,300	JSR Corporation	21,996
6,300	Kuraray Company, Ltd.	95,839
2,500	Kyoei Steel, Ltd.	44,816

Shares	Common Stock (64.2%)	Value
Materials (3.1%) - continued
7,100	Mitsubishi Chemical Holdings Corporation	$55,124
700	Mitsubishi Materials Corporation	21,247
200	Nippon Shokubai Company, Ltd.	13,648
20,160	Norsk Hydro ASA	117,487
2,167	Nufarm, Ltd.	16,057
12,000	Oji Holdings Corporation	56,278
5,997	Orora, Ltd.	13,559
1,070	Packaging Corporation of America	98,033
730	PPG Industries, Inc.	76,708
4,300	Rengo Company, Ltd.	24,907
531	Rio Tinto, Ltd.	24,518
1,538	Solvay SA	187,652
2,850	Steel Dynamics, Inc.	99,066
400	Sumitomo Seika Chemicals Company, Ltd.	17,059
2,100	Toagosei Company, Ltd.	24,011
9,407	UPM-Kymmene Oyj	220,868
1,679	Verso Corporation[d]	10,074
600	Yamato Kogyo Company, Ltd.	15,523
4,137	Yara International ASA	159,348

	Total	2,519,556

Real Estate (9.1%)
650	Acadia Realty Trust	19,539
300	Agree Realty Corporation	14,388
2,702	Alexandria Real Estate Equities, Inc.	298,625
900	American Campus Communities, Inc.	42,831
1,400	American Homes 4 Rent	32,144
1,400	Apartment Investment & Management Company	62,090
1,500	Apple Hospitality REIT, Inc.	28,650
900	AvalonBay Communities, Inc.	165,240
692	Bluerock Residential Growth REIT, Inc.	8,519
1,621	Boston Properties, Inc.	214,637
1,200	Brandywine Realty Trust	19,476
10,448	Brixmor Property Group, Inc.	224,214
2,820	Camden Property Trust	226,897
19,300	CapitaLand Mall Trust	27,173
625	Care Capital Properties, Inc.	16,794
356	Chesapeake Lodging Trust	8,530
400	City Office REIT, Inc.	4,860
150	Colony Starwood Homes	5,093
300	Columbia Property Trust, Inc.	6,675
2,425	Cominar Real Estate Investment Trust	26,259
700	CoreCivic, Inc.	21,994
250	CoreSite Realty Corporation	22,513
700	Corporate Office Properties Trust	23,170
2,356	Cousins Properties, Inc.	19,484
1,930	Crown Castle International Corporation	182,288
1,500	CubeSmart	38,940
850	CyrusOne, Inc.	43,750
100	Daito Trust Construction Company, Ltd.	13,750
700	DCT Industrial Trust, Inc.	33,684
2,200	DDR Corporation	27,566
16,100	DEXUS Property Group	120,164
1,222	DiamondRock Hospitality Company	13,625
1,118	Digital Realty Trust, Inc.	118,944
900	Douglas Emmett, Inc.	34,560
11,010	Duke Realty Corporation	289,233
350	DuPont Fabros Technology, Inc.	17,356
121	EastGroup Properties, Inc.	8,897

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (64.2%)	Value
Real Estate (9.1%) - continued
400	Education Realty Trust, Inc.	$16,340
252	Empire State Realty Trust, Inc.	5,201
456	EPR Properties	33,575
630	Equinix, Inc.	252,233
800	Equity Commonwealth[d]	24,976
600	Equity Lifestyle Properties, Inc.	46,236
3,218	Equity Residential	200,224
500	Essex Property Trust, Inc.	115,765
950	Extra Space Storage, Inc.	70,670
400	Federal Realty Investment Trust	53,400
950	FelCor Lodging Trust, Inc.	7,134
1,000	First Industrial Realty Trust, Inc.	26,630
1,478	Forest City Realty Trust, Inc.	32,191
1,200	Gaming and Leisure Properties, Inc.	40,104
4,139	General Growth Properties, Inc.	95,942
600	GEO Group, Inc.	27,822
660	Gramercy Property Trust	17,358
4,302	H&R Real Estate Investment Trust	74,630
2,900	HCP, Inc.	90,712
900	Healthcare Realty Trust, Inc.	29,250
1,250	Healthcare Trust of America, Inc.	39,325
1,000	Highwoods Properties, Inc.	49,130
1,200	Hospitality Properties Trust	37,836
5,070	Host Hotels & Resorts, Inc.	94,606
1,150	Hudson Pacific Properties, Inc.	39,836
18,000	Hysan Development Company, Ltd.	81,663
950	Invitation Homes, Inc.[d]	20,739
1,500	Iron Mountain, Inc.	53,505
700	Kilroy Realty Corporation	50,456
3,400	Kimco Realty Corporation	75,106
200	Kite Realty Group Trust	4,300
467	Lamar Advertising Company	34,904
700	LaSalle Hotel Properties	20,265
1,000	Liberty Property Trust	38,550
313	Life Storage, Inc.	25,704
975	Macerich Company	62,790
600	Mack-Cali Realty Corporation	16,164
2,200	Medical Properties Trust, Inc.	28,358
734	Mid-America Apartment Communities, Inc.	74,677
500	National Health Investors, Inc.	36,315
1,300	National Retail Properties, Inc.	56,706
601	National Storage Affiliates Trust	14,364
26,628	New World Development Company, Ltd.	32,810
1,000	Omega Healthcare Investors, Inc.	32,990
800	Outfront Media, Inc.	21,240
703	Park Hotels & Resorts, Inc.	18,046
207	Parkway, Inc.	4,117
400	Pebblebrook Hotel Trust	11,684
2,000	Physicians Realty Trust	39,740
300	Piedmont Office Realty Trust, Inc.	6,414
5,295	Prologis, Inc.	274,705
1,368	Public Storage, Inc.	299,469
339	QTS Realty Trust, Inc.	16,526
620	Quality Care Properties, Inc.[d]	11,693
1,597	Realty Income Corporation	95,069
1,170	Regency Centers Corporation	77,676
650	Retail Opportunity Investments Corporation	13,669
1,200	Retail Properties of America, Inc.	17,304
1,095	RLJ Lodging Trust	25,743
200	Ryman Hospitality Properties	12,366
1,123	Senior Housing Property Trust	22,741
2,849	Simon Property Group, Inc.	490,113
700	SL Green Realty Corporation	74,634

Shares	Common Stock (64.2%)	Value
Real Estate (9.1%) - continued
5,100	Spirit Realty Capital, Inc.	$51,663
300	STAG Industrial, Inc.	7,506
26,508	Stockland	93,999
1,395	Store Capital Corporation	33,313
908	Summit Hotel Properties, Inc.	14,510
500	Sun Communities, Inc.	40,165
1,000	Sun Hung Kai Properties, Ltd.	14,700
1,421	Sunstone Hotel Investors, Inc.	21,784
733	Tanger Factory Outlet Centers, Inc.	24,020
450	Taubman Centers, Inc.	29,709
1,700	UDR, Inc.	61,642
600	Urban Edge Properties	15,780
200	Urstadt Biddle Properties, Inc.	4,112
2,350	Ventas, Inc.	152,844
4,842	VEREIT, Inc.	41,109
1,760	Vornado Realty Trust	176,546
700	Washington Prime Group, Inc.	6,083
200	Washington REIT	6,256
800	Weingarten Realty Investors	26,712
2,349	Welltower, Inc.	166,356
2,000	Wheelock and Company, Ltd.	15,821
13,200	Wing Tai Holdings, Ltd.	17,783
400	WP Carey, Inc.	24,888
700	Xenia Hotels & Resorts, Inc.	11,949

	Total	7,356,243

Telecommunications Services (0.7%)
2,660	Elisa Oyj	94,034
2,547	Freenet AG	82,792
9,353	Inmarsat plc	99,644
40,101	KCOM Group plc	45,218
1,200	Nippon Telegraph & Telephone Corporation	51,304
2,700	NTT DOCOMO, Inc.	63,051
47,774	PCCW, Ltd.	28,183
1,291	Proximus SA	40,456
5,034	TDC AS	25,927
4,400	Telefonica Deutschland Holding AG	21,814
2,709	Telenor ASA	45,066

	Total	597,489

Utilities (1.0%)
899	ATCO, Ltd.	34,957
47,476	Centrica plc	129,276
1,863	E.ON SE	14,811
31,986	Electricidade de Portugal SA	108,150
7,054	MDU Resources Group, Inc.	193,068
2,886	NorthWestern Corporation	169,408
29,000	Osaka Gas Company, Ltd.	110,577
11,091	Redes Energeticas Nacionais SGPS SA	33,339

	Total	793,586

	Total Common Stock (cost $47,073,411)	51,888,383

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Asset-Backed Securities (0.2%)
	Marlette Funding Trust
	3.060%, 1/17/2023, Ser.
59,121	2016-1A, Class A*	59,312
	SoFi Consumer Loan Program, LLC
	3.280%, 1/26/2026, Ser.
46,934	2017-1, Class Ae	47,155

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Asset-Backed Securities (0.2%) - continued
	Vericrest Opportunity Loan Transferee
	3.500%, 6/26/2045, Ser.
$19,491	2015-NPL9, Class A1[e]	$19,480

	Total	125,947

Basic Materials (0.4%)
	Alcoa Nederland Holding BV
15,000	6.750%, 9/30/2024[e]	16,088
	ArcelorMittal SA
45,000	6.250%, 3/1/2021	48,600
	Dow Chemical Company
8,000	8.550%, 5/15/2019	9,068
	First Quantum Minerals, Ltd.
60,000	7.000%, 2/15/2021[e]	61,800
	Kinross Gold Corporation
6,000	5.125%, 9/1/2021	6,248
	LyondellBasell Industries NV
8,000	5.000%, 4/15/2019	8,425
	Newmont Mining Corporation, Convertible
30,000	1.625%, 7/15/2017	30,056
	NOVA Chemicals Corporation
35,516	5.250%, 8/1/2023[e]	36,315
	RPM International, Inc., Convertible
40,000	2.250%, 12/15/2020	48,125
	Vale Overseas, Ltd.
6,000	5.875%, 6/10/2021	6,430
9,000	6.250%, 8/10/2026	9,776
	Xstrata Finance Canada, Ltd.
9,000	4.950%, 11/15/2021[e]	9,664

	Total	290,595

Capital Goods (0.5%)
	AECOM
55,000	5.875%, 10/15/2024	58,437
	Bombardier, Inc.
25,000	7.500%, 3/15/2025[e]	25,687
	Building Materials Corporation of America
55,000	6.000%, 10/15/2025[e]	56,788
	Cemex SAB de CV
60,000	5.700%, 1/11/2025[e]	62,100
	Cintas Corporation No. 2
9,000	2.900%, 4/1/2022	9,104
	Crown Americas Capital Corporation IV
45,000	4.500%, 1/15/2023	46,012
	General Electric Company
16,000	5.000%, 1/21/2021[f]	16,860
	Lockheed Martin Corporation
10,000	2.500%, 11/23/2020	10,068
	Reynolds Group Issuer, Inc.
60,000	5.125%, 7/15/2023[e]	61,650
	Rockwell Collins, Inc.
9,000	1.950%, 7/15/2019[c]	9,006
	Roper Industries, Inc.
9,000	2.050%, 10/1/2018	9,028
	United Rentals North America, Inc.
60,000	5.500%, 7/15/2025	61,800

	Total	426,540

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Collateralized Mortgage Obligations (2.0%)
	Alternative Loan Trust
	5.500%, 10/25/2035, Ser.
$124,947	2005-47CB, Class A7	$105,884
	Angel Oak Mortgage Trust
	4.500%, 11/25/2045, Ser.
16,973	2015-1, Class A*,g	17,035
	Banc of America Alternative Loan Trust
	6.000%, 11/25/2035, Ser.
42,159	2005-10, Class 3CB1	37,080
	CHL Mortgage Pass-Through Trust
	3.315%, 1/25/2036, Ser.
66,460	2005-31, Class 4A2	59,489
	Citigroup Mortgage Loan Trust, Inc.
	3.663%, 3/25/2037, Ser.
21,678	2007-AR4, Class 2A1A	17,080
	CitiMortgage Alternative Loan Trust
	5.750%, 4/25/2037, Ser.
71,768	2007-A4, Class 1A5	61,368
	Countrywide Alternative Loan Trust
	6.500%, 8/25/2036, Ser.
66,723	2006-23CB, Class 2A3	44,014
	Countrywide Home Loan Mortgage Pass Through Trust
	3.194%, 11/25/2035, Ser.
100,311	2005-22, Class 2A1	85,364
	Credit Suisse First Boston Mortgage Securities Corporation
	5.250%, 10/25/2035, Ser.
43,794	2005-9, Class 1A3	42,276
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
	5.500%, 11/25/2035, Ser.
45,700	2005-5, Class 1A4	45,976
	J.P. Morgan Alternative Loan Trust
	6.500%, 3/25/2036, Ser.
117,327	2006-S1, Class 1A19	101,889
	J.P. Morgan Mortgage Trust
	3.005%, 6/25/2035, Ser.
64,581	2005-A3, Class 3A4	64,257
	3.086%, 6/25/2035, Ser.
57,871	2005-A3, Class 4A1	58,140
	3.253%, 8/25/2035, Ser.
47,993	2005-A5, Class 1A2	47,842
	3.319%, 1/25/2037, Ser.
64,856	2006-A7, Class 2A2	59,577
	Mill City Mortgage Loan Trust
	2.750%, 11/25/2058, Ser.
100,000	2017-1, Class A1[e]	99,526
	MortgageIT Trust
	1.242%, 12/25/2035, Ser.
54,471	2005-5, Class A1[h]	50,459
	New York Mortgage Trust
	3.467%, 5/25/2036, Ser.
58,956	2006-1, Class 2A3	53,627
	Residential Accredit Loans, Inc. Trust
	5.750%, 9/25/2035, Ser.
56,931	2005-QS13, Class 2A3	50,707
	Residential Funding Mortgage Security I Trust
	5.750%, 2/25/2036, Ser.
46,726	2006-S2, Class A1	43,375
	6.000%, 7/25/2037, Ser.
63,438	2007-S7, Class A20	58,459

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Collateralized Mortgage Obligations (2.0%) - continued
	Sequoia Mortgage Trust
	3.403%, 9/20/2046, Ser.
$35,456	2007-1, Class 4A1	$28,943
	Structured Adjustable Rate Mortgage Loan Trust
	3.438%, 9/25/2035, Ser.
74,132	2005-18, Class 1A1	60,728
	Structured Asset Mortgage Investments, Inc.
	1.292%, 12/25/2035, Ser.
116,867	2005-AR4, Class A1[h]	95,129
	WaMu Mortgage Pass Through Certificates
	1.378%, 1/25/2047, Ser.
104,658	2006-AR19, Class 1Ah	82,049
	Wells Fargo Mortgage Backed Securities Trust
	5.500%, 11/25/2021, Ser.
39,882	2006-17, Class A1	40,968
	3.089%, 3/25/2036, Ser.
44,970	2006-AR2, Class 2A1	45,113
	3.103%, 7/25/2036, Ser.
44,534	2006-AR10, Class 2A1	43,680
	6.000%, 7/25/2037, Ser.
36,564	2007-8, Class 1A16	36,129

	Total	1,636,163

Communications Services (0.9%)
	America Movil SAB de CV
8,000	5.000%, 10/16/2019	8,553
	American Tower Corporation
10,000	2.800%, 6/1/2020	10,071
	AT&T, Inc.
8,000	5.875%, 10/1/2019	8,709
6,000	5.200%, 3/15/2020	6,481
10,000	2.082%, 6/30/2020[h]	10,117
15,000	2.800%, 2/17/2021	15,043
	British Sky Broadcasting Group plc
14,000	2.625%, 9/16/2019[e]	14,081
	CCOH Safari, LLC
60,000	5.750%, 2/15/2026[e]	63,000
	CenturyLink, Inc.
30,000	6.450%, 6/15/2021	31,872
	Charter Communications Operating, LLC
15,000	3.579%, 7/23/2020	15,437
5,000	4.464%, 7/23/2022	5,265
	Clear Channel Worldwide Holdings, Inc.
50,000	6.500%, 11/15/2022	51,906
	Columbus International, Inc.
50,000	7.375%, 3/30/2021[e]	53,562
	Comcast Corporation
12,000	1.625%, 1/15/2022	11,506
	Crown Castle International Corporation
5,000	3.400%, 2/15/2021	5,086
	CSC Holdings, LLC
5,000	5.500%, 4/15/2027[e]	5,081
	Digicel, Ltd.
53,677	6.000%, 4/15/2021*	48,779
	DISH Network Corporation, Convertible
6,000	3.375%, 8/15/2026[e]	7,249

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Communications Services (0.9%) - continued
	FairPoint Communications, Inc.
$60,000	8.750%, 8/15/2019[e]	$61,824
	Frontier Communications Corporation
55,000	8.875%, 9/15/2020	58,025
	Moody’s Corporation
6,000	2.750%, 12/15/2021	5,996
	Neptune Finco Corporation
35,000	10.875%, 10/15/2025[e]	42,087
	Orange SA
10,000	1.625%, 11/3/2019	9,858
	SFR Group SA
50,000	6.000%, 5/15/2022[e]	51,812
	Sprint Corporation
60,000	7.625%, 2/15/2025	65,550
	Telefonica Emisiones SAU
9,000	3.192%, 4/27/2018	9,117
	T-Mobile USA, Inc.
25,000	6.633%, 4/28/2021	25,837
	Verizon Communications, Inc.
12,000	4.500%, 9/15/2020	12,795
17,000	2.946%, 3/15/2022[e]	16,926
	Viacom, Inc.
12,000	4.250%, 9/1/2023	12,310

	Total	743,935

Consumer Cyclical (1.0%)
	Allison Transmission, Inc.
50,000	5.000%, 10/1/2024[e]	50,500
	American Honda Finance Corporation
9,000	2.000%, 2/14/2020	9,028
	Brookfield Residential Properties, Inc.
60,000	6.125%, 7/1/2022[e]	61,800
	Cinemark USA, Inc.
28,000	4.875%, 6/1/2023	28,294
	CVS Health Corporation
6,000	2.750%, 12/1/2022	5,935
	eBay, Inc.
10,000	2.500%, 3/9/2018	10,076
	Ford Motor Credit Company, LLC
13,000	5.000%, 5/15/2018	13,431
12,000	2.262%, 3/28/2019	12,029
14,000	2.597%, 11/4/2019	14,074
9,000	3.336%, 3/18/2021	9,101
	General Motors Financial Company, Inc.
10,000	3.150%, 1/15/2020	10,170
21,000	4.375%, 9/25/2021	22,081
	Home Depot, Inc.
10,000	2.625%, 6/1/2022	10,080
	Hyundai Capital America
6,000	2.550%, 4/3/2020[c,e]	5,999
	KB Home
22,000	4.750%, 5/15/2019	22,605
	L Brands, Inc.
30,000	6.625%, 4/1/2021	32,733
	Lennar Corporation
60,000	4.750%, 11/15/2022	61,800
	Live Nation Entertainment, Inc.
60,000	5.375%, 6/15/2022[e]	62,400
	Macy’s Retail Holdings, Inc.
10,000	7.450%, 7/15/2017	10,175

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Consumer Cyclical (1.0%) - continued
	McDonald’s Corporation
$12,000	2.625%, 1/15/2022	$11,988
	MGM Resorts International
60,000	6.000%, 3/15/2023	64,575
	Newell Rubbermaid, Inc.
10,000	3.150%, 4/1/2021	10,230
	Nissan Motor Acceptance Corporation
9,000	2.000%, 3/8/2019[e]	9,000
	Prime Security Services Borrower, LLC
40,000	9.250%, 5/15/2023[e]	43,850
	Ralph Lauren Corporation
10,000	2.625%, 8/18/2020	10,085
	Toll Brothers Finance Corporation
16,000	4.000%, 12/31/2018	16,400
	Visa, Inc.
10,000	2.200%, 12/14/2020	10,038
	Walgreens Boots Alliance, Inc.
10,000	1.750%, 5/30/2018	10,012
10,000	2.600%, 6/1/2021	10,011
	West Corporation
50,000	5.375%, 7/15/2022[e]	49,125
	Yum! Brands, Inc.
60,000	5.000%, 6/1/2024[e]	61,275

	Total	758,900

Consumer Non-Cyclical (0.9%)
	Abbott Laboratories
12,000	2.550%, 3/15/2022	11,785
9,000	3.400%, 11/30/2023	9,080
	AbbVie, Inc.
12,000	2.500%, 5/14/2020	12,080
6,000	2.900%, 11/6/2022	5,977
	Anheuser-Busch InBev Finance, Inc.
15,000	2.294%, 2/1/2021[h]	15,451
10,000	2.650%, 2/1/2021	10,074
6,000	3.300%, 2/1/2023	6,106
	Anheuser-Busch InBev Worldwide, Inc.
9,000	6.500%, 7/15/2018	9,541
	BAT International Finance plc
10,000	1.641%, 6/15/2018[e,h]	10,025
	Bayer U.S. Finance, LLC
10,000	2.375%, 10/8/2019[e]	10,068
	Boston Scientific Corporation
5,000	6.000%, 1/15/2020	5,477
	Bunge Limited Finance Corporation
10,000	3.500%, 11/24/2020	10,259
	Celgene Corporation
10,000	3.550%, 8/15/2022	10,282
	Cott Beverages, Inc.
55,000	5.375%, 7/1/2022	56,100
	CVS Health Corporation
8,000	2.250%, 12/5/2018	8,052
	Envision Healthcare Corporation
50,000	5.125%, 7/1/2022[e]	50,891
	Express Scripts Holding Company
6,000	4.750%, 11/15/2021	6,442
10,000	3.000%, 7/15/2023	9,664
	Forest Laboratories, Inc.
12,000	4.375%, 2/1/2019[e]	12,417
	Grifols Worldwide Operations, Ltd.
40,000	5.250%, 4/1/2022	41,520

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Consumer Non-Cyclical (0.9%) - continued
	HCA, Inc.
$23,677	4.750%, 5/1/2023	$24,683
	Iconix Brand Group, Inc., Convertible
35,000	1.500%, 3/15/2018	33,075
	JBS USA, LLC
60,000	5.750%, 6/15/2025[e]	60,600
	Kraft Heinz Foods Company
10,000	5.375%, 2/10/2020	10,863
	Laboratory Corporation of America Holdings
5,000	2.625%, 2/1/2020	5,026
	Mead Johnson Nutrition Company
10,000	3.000%, 11/15/2020	10,192
	Medtronic Global Holdings SCA
12,000	1.700%, 3/28/2019	11,994
	Molson Coors Brewing Company
12,000	2.250%, 3/15/2020[e]	12,003
	Mylan NV
12,000	3.150%, 6/15/2021	12,050
	PepsiCo, Inc.
12,000	1.535%, 10/6/2021[h]	12,074
	Pernod Ricard SA
10,000	5.750%, 4/7/2021[e]	11,122
	Perrigo Finance plc
10,000	3.500%, 12/15/2021	10,157
	Pinnacle Foods, Inc.
50,000	5.875%, 1/15/2024	52,125
	Revlon Consumer Products Corporation
23,677	5.750%, 2/15/2021	23,647
	Reynolds American, Inc.
6,000	3.250%, 6/12/2020	6,156
	Shire Acquisitions Investments Ireland Designated Activity Company
10,000	1.900%, 9/23/2019	9,920
	Smithfield Foods, Inc.
9,000	2.700%, 1/31/2020[e]	8,994
	Tenet Healthcare Corporation
45,000	8.125%, 4/1/2022	46,913
	Teva Pharmaceutical Finance Netherlands III BV
10,000	2.200%, 7/21/2021	9,621
	TreeHouse Foods, Inc.
40,000	4.875%, 3/15/2022	40,900
	Valeant Pharmaceuticals International
23,677	7.250%, 7/15/2022[e]	20,185

	Total	743,591

Energy (0.8%)
	Anadarko Petroleum Corporation
9,000	8.700%, 3/15/2019	10,095
	Antero Resources Corporation
40,000	5.125%, 12/1/2022	40,525
	BP Capital Markets plc
5,000	1.676%, 5/3/2019	4,975
6,000	2.315%, 2/13/2020	6,049
12,000	3.224%, 4/14/2024	12,004
	Buckeye Partners, LP
13,000	2.650%, 11/15/2018	13,063
	Concho Resources, Inc.
15,000	4.375%, 1/15/2025	15,094
	Contura Energy, Inc.
14,000	10.000%, 8/1/2021*	15,093

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Energy (0.8%) - continued
	Crestwood Midstream Partners, LP
$40,000	6.250%, 4/1/2023	$41,500
	Devon Energy Corporation
10,000	3.250%, 5/15/2022	9,905
	Encana Corporation
7,000	3.900%, 11/15/2021	7,151
	Energy Transfer Equity, LP
60,000	5.500%, 6/1/2027	62,700
	EOG Resources, Inc.
10,000	2.625%, 3/15/2023	9,748
	EQT Corporation
8,000	8.125%, 6/1/2019	8,931
	Exxon Mobil Corporation
10,000	1.708%, 3/1/2019	10,016
	Kinder Morgan Energy Partners, LP
12,000	3.450%, 2/15/2023	11,842
	Marathon Oil Corporation
6,000	2.700%, 6/1/2020	5,957
	Marathon Petroleum Corporation
10,000	3.400%, 12/15/2020	10,252
	MEG Energy Corporation
30,000	6.375%, 1/30/2023[e]	26,775
	MPLX, LP
9,000	4.500%, 7/15/2023	9,359
	Northern Tier Energy, LLC
35,000	7.125%, 11/15/2020	36,400
	ONEOK, Inc.
9,000	7.500%, 9/1/2023	10,509
	Petrobras Global Finance BV
29,000	8.375%, 5/23/2021	32,806
	Petroleos Mexicanos
10,000	6.375%, 2/4/2021	10,847
24,000	6.500%, 3/13/2027[e]	25,818
	Regency Energy Partners, LP
45,000	5.000%, 10/1/2022	47,846
	Sabine Pass Liquefaction, LLC
60,000	5.625%, 3/1/2025	65,043
	Schlumberger Holdings Corporation
10,000	3.000%, 12/21/2020[e]	10,224
	Southwestern Energy Company
6,000	7.500%, 2/1/2018	6,255
	Sunoco Logistics Partners Operations, LP
10,000	4.400%, 4/1/2021	10,523
	Tesoro Corporation
35,000	4.750%, 12/15/2023[e]	36,123
	Whiting Petroleum Corporation, Convertible
20,000	1.250%, 4/1/2020	17,425
	Williams Partners, LP
12,000	4.000%, 11/15/2021	12,416

	Total	653,269

Financials (2.0%)
	ACE INA Holdings, Inc.
10,000	2.875%, 11/3/2022	10,079
	Air Lease Corporation
5,000	2.625%, 9/4/2018	5,042
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	41,100
	American Express Credit Corporation
6,000	2.200%, 3/3/2020	6,017
5,000	2.171%, 9/14/2020[h]	5,080
	AMG Capital Trust II, Convertible
800	5.150%, 10/15/2037	45,450

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Financials (2.0%) - continued
	Bank of America Corporation
$14,000	5.700%, 5/2/2017	$14,046
8,000	8.000%, 1/30/2018[f]	8,240
20,000	5.650%, 5/1/2018	20,807
12,000	5.700%, 1/24/2022	13,471
11,000	2.190%, 1/20/2023[h]	11,153
	Bank of Montreal
7,000	1.500%, 7/18/2019	6,927
	Bank of New York Mellon Corporation
12,000	2.600%, 2/7/2022	12,010
	Bank of Nova Scotia
9,000	2.700%, 3/7/2022	9,020
	Barclays plc
12,000	3.200%, 8/10/2021	12,007
	BB&T Corporation
13,000	2.050%, 6/19/2018	13,060
	Bear Stearns Companies, LLC
15,000	6.400%, 10/2/2017	15,361
	Blackstone Mortgage Trust, Inc., Convertible
50,000	5.250%, 12/1/2018	57,281
	BNP Paribas SA
9,000	2.375%, 9/14/2017	9,027
	Capital One Financial Corporation
24,000	3.050%, 3/9/2022	23,967
	Citigroup, Inc.
12,000	2.450%, 1/10/2020	12,053
12,000	2.650%, 10/26/2020	12,076
21,000	2.350%, 8/2/2021	20,672
	CNA Financial Corporation
10,000	5.750%, 8/15/2021	11,127
	Commonwealth Bank of Australia
12,000	2.250%, 3/10/2020[e]	12,007
	Credit Suisse Group Funding Guernsey, Ltd.
18,000	3.800%, 9/15/2022	18,256
	Credit Suisse Group Funding, Ltd.
12,000	3.125%, 12/10/2020	12,065
	DDR Corporation
9,000	3.500%, 1/15/2021	9,099
	Deutsche Bank AG
18,000	4.250%, 10/14/2021[e]	18,446
	Discover Bank
3,000	8.700%, 11/18/2019	3,407
	Discover Financial Services
6,000	6.450%, 6/12/2017	6,051
	Goldman Sachs Group, Inc.
6,000	2.625%, 1/31/2019	6,067
9,000	7.500%, 2/15/2019	9,876
9,000	2.600%, 12/27/2020	9,000
12,000	5.250%, 7/27/2021	13,162
10,000	2.209%, 11/15/2021[h]	10,115
12,000	3.000%, 4/26/2022	12,012
	Goldman Sachs Group, Inc., Convertible
375,000	0.500%, 9/24/2022	440,486
	Hartford Financial Services Group, Inc.
14,000	6.000%, 1/15/2019	14,970
	HCP, Inc.
9,000	3.750%, 2/1/2019	9,226
	Health Care REIT, Inc.
8,000	4.700%, 9/15/2017	8,105
	Hospitality Properties Trust
10,000	4.250%, 2/15/2021	10,389

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Financials (2.0%) - continued
	HSBC Holdings plc
$12,000	6.875%, 6/1/2021[f]	$12,780
	Huntington Bancshares, Inc.
10,000	3.150%, 3/14/2021	10,172
	Icahn Enterprises, LP
25,000	6.000%, 8/1/2020	25,750
15,000	6.750%, 2/1/2024[e]	15,469
	ING Capital Funding Trust III
8,000	4.747%, 6/30/2017[f,h]	7,985
	International Lease Finance Corporation
12,000	4.625%, 4/15/2021	12,652
12,000	5.875%, 8/15/2022	13,349
	Intesa Sanpaolo SPA
3,000	3.875%, 1/16/2018	3,040
	J.P. Morgan Chase & Company
8,000	7.900%, 4/30/2018[f]	8,290
6,000	6.300%, 4/23/2019	6,518
5,000	2.250%, 1/23/2020	5,016
13,000	2.273%, 10/24/2023[h]	13,298
	KeyCorp
9,000	2.300%, 12/13/2018	9,052
	Liberty Mutual Group, Inc.
3,000	5.000%, 6/1/2021[e]	3,258
	Lincoln National Corporation
7,000	6.250%, 2/15/2020	7,715
	MetLife, Inc.
14,000	1.903%, 12/15/2017	14,053
	Mitsubishi UFJ Financial Group, Inc.
6,000	2.998%, 2/22/2022	6,054
	Morgan Stanley
12,000	6.625%, 4/1/2018	12,558
5,000	2.177%, 1/27/2020[h]	5,086
12,000	2.800%, 6/16/2020	12,144
12,000	2.210%, 1/20/2022[h]	12,118
8,000	4.875%, 11/1/2022	8,649
15,000	2.443%, 10/24/2023[h]	15,318
	MPT Operating Partnership, LP
40,000	5.500%, 5/1/2024	40,700
	National City Corporation
6,000	6.875%, 5/15/2019	6,589
	New York Life Global Funding
10,000	1.550%, 11/2/2018[e]	9,982
	Nomura Holdings, Inc.
6,000	2.750%, 3/19/2019	6,063
	Park Aerospace Holdings, Ltd.
45,000	5.500%, 2/15/2024[e]	46,800
	Quicken Loans, Inc.
60,000	5.750%, 5/1/2025[e]	58,950
	Realty Income Corporation
8,000	5.750%, 1/15/2021	8,806
	Regions Bank
5,000	7.500%, 5/15/2018	5,294
	Regions Financial Corporation
10,000	3.200%, 2/8/2021	10,168
	Royal Bank of Canada
12,000	2.125%, 3/2/2020	12,004
	Simon Property Group, LP
10,000	2.500%, 9/1/2020	10,090
15,000	2.500%, 7/15/2021	14,949
	State Street Corporation
10,000	1.952%, 8/18/2020[h]	10,190
	SunTrust Banks, Inc.
10,000	2.900%, 3/3/2021	10,120

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Financials (2.0%) - continued
	Synchrony Financial
$5,000	2.265%, 2/3/2020[h]	$5,033
	Toronto-Dominion Bank
10,000	1.881%, 1/22/2019[h]	10,105
10,000	2.051%, 12/14/2020[h]	10,157
	UBS Group Funding Switzerland AG
11,000	3.491%, 5/23/2023[e]	11,070
	UnitedHealth Group, Inc.
10,000	3.350%, 7/15/2022	10,345
	USB Realty Corporation
5,000	2.169%, 1/15/2022[e,f,h]	4,250
	Ventas Realty, LP
9,000	3.100%, 1/15/2023	8,940
	Voya Financial, Inc.
9,000	2.900%, 2/15/2018	9,082
	Wells Fargo & Company
7,000	1.719%, 1/30/2020[h]	7,030
7,000	2.100%, 7/26/2021	6,861
12,000	2.153%, 1/24/2023[h]	12,134
15,000	2.269%, 10/31/2023[h]	15,275
	Welltower, Inc.
9,000	4.950%, 1/15/2021	9,652
	Westpac Banking Corporation
15,000	1.902%, 8/19/2021[h]	15,110

	Total	1,643,885

Foreign Government (3.9%)
	Argentina Government International Bond
34,000	6.875%, 1/26/2027[e]	34,408
	Brazil Government International Bond
70,000	4.875%, 1/22/2021	73,675
100,000	2.625%, 1/5/2023	92,750
55,000	6.000%, 4/7/2026	59,785
40,000	7.125%, 1/20/2037	45,400
48,000	5.000%, 1/27/2045	42,720
	Colombia Government International Bond
40,000	4.375%, 7/12/2021	42,400
55,000	2.625%, 3/15/2023	52,869
40,000	4.000%, 2/26/2024	41,160
20,000	7.375%, 9/18/2037	25,520
47,000	5.625%, 2/26/2044	51,112
48,000	5.000%, 6/15/2045	48,144
	Croatia Government International Bond
8,000	6.750%, 11/5/2019[e]	8,710
50,000	6.625%, 7/14/2020[e]	54,875
26,000	6.000%, 1/26/2024[e]	28,794
	Hungary Government International Bond
68,000	5.750%, 11/22/2023	76,840
70,000	5.375%, 3/25/2024	77,906
	Indonesia Government International Bond
60,000	4.875%, 5/5/2021[e]	64,115
40,000	3.375%, 4/15/2023[e]	39,949
60,000	5.875%, 1/15/2024[e]	68,041
60,000	4.125%, 1/15/2025[e]	61,532
10,000	4.750%, 1/8/2026[e]	10,648
40,000	8.500%, 10/12/2035[e]	57,741
80,000	5.125%, 1/15/2045[e]	84,778

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Foreign Government (3.9%) - continued
	Mexico Government International Bond
$8,000	5.750%, 10/12/2110	$7,960
58,000	4.000%, 10/2/2023	59,740
58,000	3.600%, 1/30/2025	57,855
76,000	4.125%, 1/21/2026	78,128
26,000	4.150%, 3/28/2027	26,455
16,000	6.750%, 9/27/2034	19,975
24,000	6.050%, 1/11/2040	27,420
50,000	4.750%, 3/8/2044	48,625
34,000	5.550%, 1/21/2045	36,720
28,000	4.600%, 1/23/2046	26,810
28,000	4.350%, 1/15/2047	25,760
	Panama Government International Bond
24,000	4.000%, 9/22/2024	25,050
39,000	3.750%, 3/16/2025	39,829
36,000	6.700%, 1/26/2036	45,360
	Peru Government International Bond
19,000	5.625%, 11/18/2050	22,634
19,000	4.125%, 8/25/2027	20,425
42,000	8.750%, 11/21/2033	63,525
	Philippines Government International Bond
64,000	4.000%, 1/15/2021	68,032
40,000	7.750%, 1/14/2031	56,997
50,000	6.375%, 10/23/2034	66,403
20,000	5.000%, 1/13/2037	23,316
40,000	3.950%, 1/20/2040	41,124
	Romania Government International Bond
42,000	4.375%, 8/22/2023[e]	44,310
20,000	4.875%, 1/22/2024[e]	21,700
8,000	6.125%, 1/22/2044[e]	9,829
	Russia Government International Bond
40,000	3.500%, 1/16/2019[e]	41,060
200,000	5.000%, 4/29/2020[e]	213,385
48,000	4.875%, 9/16/2023[e]	51,444
50,500	7.500%, 3/31/2030[e]	60,734
60,000	5.625%, 4/4/2042[e]	65,928
	South Africa Government International Bond
50,000	5.500%, 3/9/2020	53,187
68,000	4.875%, 4/14/2026	68,306
	Turkey Government International Bond
16,000	7.500%, 11/7/2019	17,520
56,000	7.000%, 6/5/2020	61,103
80,000	5.125%, 3/25/2022	81,398
40,000	6.250%, 9/26/2022	42,712
54,000	5.750%, 3/22/2024	56,023
67,000	4.250%, 4/14/2026	62,042
48,000	6.875%, 3/17/2036	52,012
32,000	4.875%, 4/16/2043	27,439
16,000	6.625%, 2/17/2045	17,041

	Total	3,179,188

Mortgage-Backed Securities (3.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
250,000	3.000%, 4/1/2032[c]	256,345

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Mortgage-Backed Securities (3.8%) - continued
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
$450,000	4.000%, 4/1/2047[c]	$472,043
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
300,000	2.500%, 4/1/2032[c]	300,094
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
450,000	3.000%, 4/1/2047[c]	446,274
780,000	3.500%, 4/1/2047[c]	797,916
475,000	4.000%, 4/1/2047[c]	498,230
250,000	4.500%, 4/1/2047[c]	268,076

	Total	3,038,978

Technology (0.8%)
	Alliance Data Systems Corporation
25,000	5.375%, 8/1/2022[e]	25,187
	Automatic Data Processing, Inc.
5,000	2.250%, 9/15/2020	5,057
	Broadcom Corporation
12,000	2.375%, 1/15/2020[e]	11,997
	Diamond 1 Finance Corporation
10,000	3.480%, 6/1/2019[e]	10,252
12,000	5.450%, 6/15/2023[e]	12,946
	Equinix, Inc.
40,000	5.750%, 1/1/2025	42,300
	Fidelity National Information Services, Inc.
12,000	1.450%, 6/5/2017	11,999
10,000	3.625%, 10/15/2020	10,390
15,000	2.250%, 8/15/2021	14,688
	First Data Corporation
40,000	5.375%, 8/15/2023[e]	41,650
	Hewlett Packard Enterprise Company
15,000	3.600%, 10/15/2020	15,416
	Intel Corporation
10,000	3.100%, 7/29/2022	10,276
	Intel Corporation, Convertible
30,000	3.479%, 12/15/2035[g]	40,837
	Iron Mountain, Inc.
23,677	6.000%, 8/15/2023	24,920
	Microchip Technology, Inc., Convertible
60,000	1.625%, 2/15/2027[e]	60,788
	Micron Technology, Inc., Convertible
30,000	2.375%, 5/1/2032	90,825
37,000	3.000%, 11/15/2043	41,463
	Microsoft Corporation
12,000	2.400%, 2/6/2022	12,071
	NXP BV
40,000	3.875%, 9/1/2022[e]	40,900
	NXP Semiconductors NV, Convertible
60,000	1.000%, 12/1/2019	69,450
	Oracle Corporation
10,000	2.500%, 5/15/2022	9,971
	Sensata Technologies BV
60,000	4.875%, 10/15/2023[e]	60,112
	Texas Instruments, Inc.
10,000	1.750%, 5/1/2020	9,922

	Total	673,417

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Transportation (0.1%)
	Air Canada Pass Through Trust
$4,466	3.875%, 3/15/2023[e]	$4,354
	American Airlines Pass Through Trust
4,567	4.950%, 1/15/2023	4,858
	Avis Budget Car Rental, LLC
50,000	5.125%, 6/1/2022[e]	48,283
	Delta Air Lines, Inc.
5,361	4.950%, 5/23/2019	5,596
9,000	2.875%, 3/13/2020	9,073
	J.B. Hunt Transport Services, Inc.
10,000	3.300%, 8/15/2022	10,160
	Korea Expressway Corporation
10,000	1.625%, 4/28/2017[e]	9,999
	United Airlines Pass Through Trust
10,000	3.700%, 12/1/2022	10,150

	Total	102,473

Utilities (0.5%)
	Alabama Power Company
6,000	2.450%, 3/30/2022	5,938
	Ameren Corporation
10,000	2.700%, 11/15/2020	10,089
	Arizona Public Service Company
5,000	2.200%, 1/15/2020	5,011
	Berkshire Hathaway Energy Company
14,000	2.400%, 2/1/2020	14,103
	Calpine Corporation
45,000	5.375%, 1/15/2023	45,563
	Consolidated Edison, Inc.
6,000	2.000%, 3/15/2020	5,992
	DTE Energy Company
14,000	2.400%, 12/1/2019	14,084
	Dynegy, Inc.
60,000	7.375%, 11/1/2022	59,550
	Edison International
6,000	2.125%, 4/15/2020	6,006
	El Paso Corporation
7,000	7.000%, 6/15/2017	7,075
	Emera U.S. Finance, LP
4,000	2.150%, 6/15/2019	3,998
	Energy Transfer Partners, LP
10,000	4.150%, 10/1/2020	10,383
	Eversource Energy
5,000	1.600%, 1/15/2018	4,997
	Exelon Generation Company, LLC
6,000	5.200%, 10/1/2019	6,418
9,000	2.950%, 1/15/2020	9,123
	Fortis, Inc.
10,000	2.100%, 10/4/2021[e]	9,688
	Great Plains Energy, Inc.
9,000	2.500%, 3/9/2020	9,050
	NextEra Energy Capital Holdings, Inc.
10,000	2.300%, 4/1/2019	10,060
	NiSource Finance Corporation
5,000	6.400%, 3/15/2018	5,215
10,000	5.450%, 9/15/2020	10,949
	NRG Energy, Inc.
23,677	6.625%, 3/15/2023	24,225
	Pacific Gas & Electric Company
8,000	5.625%, 11/30/2017	8,214
	PG&E Corporation
6,000	2.400%, 3/1/2019	6,042
	PPL Capital Funding, Inc.
15,000	3.500%, 12/1/2022	15,339

Principal Amount	Long-Term Fixed Income (17.8%)	Value
Utilities (0.5%) - continued
	PSEG Power, LLC
$8,000	3.000%, 6/15/2021	$8,060
	Sempra Energy
14,000	6.150%, 6/15/2018	14,741
5,000	2.400%, 3/15/2020	5,018
	Southern California Edison Company
5,000	2.400%, 2/1/2022	4,980
	Southern Company
10,000	1.850%, 7/1/2019	9,945
	Xcel Energy, Inc.
10,000	1.200%, 6/1/2017	9,993

	Total	359,849

	Total Long-Term Fixed Income (cost $14,118,002)	14,376,730

Shares	Registered Investment Companies (3.6%)	Value
Equity Funds/ETFs (2.0%)
2,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	26,747
2,300	BlackRock Resources & Commodities Strategy Trust	19,780
1,025	Guggenheim Multi-Asset Income ETF	21,207
8,360	iShares Dow Jones US Home Construction Index Fund	267,353
1,062	iShares MSCI EAFE Index Fund	66,152
13,760	Materials Select Sector SPDR Fund	721,162
10,150	Utilities Select Sector SPDR Fund	520,796

	Total	1,643,197

Fixed Income Funds/ETFs (1.6%)
10,797	Aberdeen Asia-Pacific Income Fund, Inc.	53,877
899	First Trust High Income Long/Short Fund	14,977
360	iShares J.P. Morgan USD Emerging Markets Bond ETF	40,932
14,214	iShares S&P U.S. Preferred Stock Index Fund	550,082
10,029	MFS Intermediate Income Trust	43,225
17,948	PowerShares Preferred Portfolio	265,990
8,317	Templeton Global Income Fund	55,308
2,300	Vanguard Short-Term Corporate Bond ETF	183,402
3,796	Western Asset Emerging Markets Debt Fund, Inc.	58,838
5,878	Western Asset High Income Opportunity Fund, Inc.	29,625

	Total	1,296,256

	Total Registered Investment Companies (cost $2,814,702)	2,939,453

Shares	Preferred Stock (0.3%)	Value
Consumer Staples (<0.1%)
200	Bunge, Ltd., Convertible, 4.875%[f]	21,450
134	Henkel AG & Company KGaA, 1.470%	17,176

	Total	38,626

Energy (<0.1%)
297	Alpha Natural Resources, Inc., 0.000%[d]	5,865

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Preferred Stock (0.3%)	Value
Energy (<0.1%) - continued
297	ANR Holdings, Inc., 0.000%[d]	$1,411

	Total	7,276

Health Care (0.1%)
85	Allergan plc, Convertible, 5.500%	71,984

	Total	71,984

Real Estate (0.2%)
1,130	American Tower Corporation, Convertible, 5.500%	126,221

	Total	126,221

	Total Preferred Stock (cost $228,302)	244,107

Shares or Principal Amount	Short-Term Investments (7.2%)[i]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.530%, 4/4/2017[j]	99,998
100,000	0.755%, 5/5/2017[j]	99,935
100,000	0.790%, 6/16/2017[j]	99,846
	Thrivent Core Short-Term Reserve Fund
548,775	1.070%	5,487,749

	Total Short-Term Investments (cost $5,787,506)	5,787,528

	Total Investments (cost $79,063,913) 104.3%	$84,277,404

	Other Assets and Liabilities, Net (4.3%)	(3,453,911)

	Total Net Assets 100.0%	$80,823,493

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2017, the value of these investments was $3,068,825 or 3.8% of total net assets.
f	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2017.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2017.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Growth and Income Plus Fund as of March 31, 2017 was $140,219 or 0.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2017.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	3/4/2016	$16,803
Contura Energy, Inc., 8/1/2021	2/12/2014	17,152
Digicel, Ltd., 4/15/2021	8/19/2013	54,299
Marlette Funding Trust, 1/17/2023	7/20/2016	59,104

Definitions:

ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$6,634,914
Gross unrealized depreciation	(1,421,423)

Net unrealized appreciation (depreciation)	$5,213,491

Cost for federal income tax purposes	$79,063,913

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Growth and Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	778,179	–	778,179	–
Capital Goods	467,714	–	467,714	–
Communications Services	2,690,413	–	2,631,554	58,859
Consumer Cyclical	1,337,707	–	1,237,332	100,375
Consumer Non-Cyclical	1,447,463	–	1,332,431	115,032
Energy	330,789	–	330,789	–
Financials	617,455	–	617,455	–
Technology	954,723	–	954,723	–
Transportation	164,604	–	164,604	–
Utilities	252,156	–	252,156	–
Common Stock
Consumer Discretionary	7,710,441	5,706,376	2,004,065	–
Consumer Staples	2,917,595	1,886,736	1,030,859	–
Energy	3,334,069	1,928,652	1,405,417	–
Financials	7,230,423	4,035,017	3,195,406	–
Health Care	5,023,560	4,140,363	883,197	–
Industrials	6,106,317	3,571,992	2,534,325	–
Information Technology	8,299,104	7,684,125	614,979	–
Materials	2,519,556	590,566	1,928,990	–
Real Estate	7,356,243	6,837,491	518,752	–
Telecommunications Services	597,489	–	597,489	–
Utilities	793,586	362,476	431,110	–
Long-Term Fixed Income
Asset-Backed Securities	125,947	–	125,947	–
Basic Materials	290,595	–	290,595	–
Capital Goods	426,540	–	426,540	–
Collateralized Mortgage Obligations	1,636,163	–	1,636,163	–
Communications Services	743,935	–	743,935	–
Consumer Cyclical	758,900	–	758,900	–
Consumer Non-Cyclical	743,591	–	743,591	–
Energy	653,269	–	653,269	–
Financials	1,643,885	–	1,203,399	440,486
Foreign Government	3,179,188	–	3,179,188	–
Mortgage-Backed Securities	3,038,978	–	3,038,978	–
Technology	673,417	–	673,417	–
Transportation	102,473	–	102,473	–
Utilities	359,849	–	359,849	–
Registered Investment Companies
Equity Funds/ETFs	1,643,197	1,643,197	–	–
Fixed Income Funds/ETFs	1,296,256	1,296,256	–	–
Preferred Stock
Consumer Staples	38,626	21,450	17,176	–
Energy	7,276	–	7,276	–
Health Care	71,984	71,984	–	–
Real Estate	126,221	126,221	–	–
Short-Term Investments	299,779	–	299,779	–
Subtotal Investments in Securities	$78,789,655	$39,902,902	$38,172,001	$714,752

Other Investments *	Total
Short-Term Investments	5,487,749
Subtotal Other Investments	$5,487,749
Total Investments at Value	$84,277,404

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	8,597	8,597	–	–
Total Asset Derivatives	$8,597	$8,597	$–	$–

Liability Derivatives
Futures Contracts	3,249	3,249	–	–
Total Liability Derivatives	$3,249	$3,249	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Growth and Income Plus Fund’s futures contracts held as of March 31, 2017. Investments and/or cash totaling $299,779 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	4	June 2017	$496,669	$498,250	$1,581
CBOT 2-Yr. U.S. Treasury Note	(6)	July 2017	(1,298,607)	(1,298,719)	(112)
CBOT 5-Yr. U.S. Treasury Note	7	July 2017	824,436	824,086	(350)
CBOT U.S. Long Bond	1	June 2017	150,081	150,843	762
CME E-mini S&P 500 Index	5	June 2017	591,795	589,800	(1,995)
CME S&P 500 Index	(5)	June 2017	(2,953,729)	(2,949,000)	4,729
CME Ultra Long Term U.S. Treasury Bond	2	June 2017	319,725	321,250	1,525
Ultra 10-Yr. U.S. Treasury Note	(1)	June 2017	(133,098)	(133,890)	(792)
Total Futures Contracts					$5,348

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Growth and Income Plus Fund, is as follows:

Fund	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Core Short-Term Reserve	$5,587,115	$7,514,764	$7,614,130	548,775	$5,487,749	$13,888
Total Value and Income Earned	$5,587,115				$5,487,749	$13,888

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (13.2%)[a]	Value
Basic Materials (1.1%)
	Alpha 3 BV, Term Loan
$410,000	4.147%, 1/31/2024	$410,771
	Arch Coal, Inc., Term Loan
710,000	5.000%, 2/28/2024[b,c]	708,445
	Chemours Company, Term Loan
700,000	0.000%, 5/12/2022[b,c]	703,500
896,603	6.000%, 5/12/2022	901,086
	Contura Energy, Inc., Term Loan
1,310,000	6.000%, 2/23/2024	1,293,625
	Fortescue Metals Group, Ltd., Term Loan
618,815	3.750%, 6/30/2019	622,009
	Ineos Finance, LLC, Term Loan
2,160,000	0.000%, 3/31/2022[b,c]	2,170,411
	Peabody Energy Corporation, Term Loan
380,000	0.000%, 2/7/2022[b,c]	379,525
	Tronox Pigments BV, Term Loan
1,633,160	4.647%, 3/19/2020	1,642,011

	Total	8,831,383

Capital Goods (0.6%)
	Advanced Disposal Services, Inc., Term Loan
811,691	3.698%, 11/10/2023	815,920
	Berry Plastics Corporation, Term Loan
375,000	3.524%, 1/19/2024	377,239
	Cortes NP Intermediate Holding II Corporation, Term Loan
2,455,000	5.030%, 11/30/2023	2,478,028
	Reynolds Group Holdings, Inc., Term Loan
606,954	3.982%, 2/5/2023	609,042
	Sterigenics-Nordion Holdings, LLC, Term Loan
715,000	0.000%, 5/15/2022[b,c]	715,000

	Total	4,995,229

Communications Services (4.2%)
	Altice Financing SA, Term Loan
655,000	0.000%, 6/22/2025[b,c]	655,000
	Altice US Finance I Corporation, Term Loan
820,000	0.000%, 7/14/2025[b,c]	818,721
	Atlantic Broadband Penn, LLC, Term Loan
685,552	3.482%, 11/30/2019	687,094
	Beasley Broadcast Group, Inc., Term Loan
643,925	7.000%, 11/1/2023	651,974
	Birch Communication Inc., Term Loan
954,003	8.400%, 7/17/2020	839,522
	CBS Radio, Inc., Term Loan
465,128	4.500%, 10/17/2023	468,421
	Cengage Learning Acquisitions, Term Loan
1,622,737	5.250%, 6/7/2023	1,544,132
	Charter Communications Operating, LLC, Term Loan
673,251	2.990%, 7/1/2020	674,746
668,264	2.990%, 1/3/2021	669,601
	Cincinnati Bell, Inc., Term Loan
590,300	4.000%, 9/10/2020	592,809

Principal Amount	Bank Loans (13.2%)[a]	Value
Communications Services (4.2%) - continued
	CommScope, Inc., Term Loan
$806,840	3.482%, 12/29/2022	$812,133
	CSC Holdings, LLC, Term Loan
1,095,000	0.000%, 7/15/2025[b,c]	1,093,358
	FairPoint Communications, Inc., Term Loan
1,248,798	7.500%, 2/14/2019	1,253,793
	Gray Television, Inc., Term Loan
648,375	3.334%, 2/7/2024	651,079
	Hargray Communications Group, Inc., Term Loan
1,277,852	4.897%, 6/26/2019	1,282,644
	Hargray Merger Subsidiary Corporation, Term Loan
525,000	0.000%, 6/24/2024[b,c]	525,819
	Intelsat Jackson Holdings SA, Term Loan
453,775	3.887%, 6/30/2019	443,819
	Level 3 Financing, Inc., Term Loan
2,045,000	3.227%, 2/22/2024	2,047,556
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,025,000	4.523%, 1/7/2022	1,020,306
	LTS Buyer, LLC, Term Loan
1,537,691	4.397%, 4/13/2020	1,543,457
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,354,762	5.000%, 5/4/2022	1,338,207
	Mediacom Illinois, LLC, Term Loan
590,000	3.200%, 2/15/2024	592,460
	NEP/NCP Holdco, Inc., Term Loan
2,025,707	4.250%, 1/22/2020	2,024,856
	Numericable US, LLC, Term Loan
1,053,630	5.289%, 1/15/2024	1,054,378
	SBA Senior Finance II, LLC, Term Loan
1,069,750	3.240%, 3/24/2021	1,071,686
108,075	3.240%, 6/10/2022	108,075
	SFR Group SA, Term Loan
595,000	0.000%, 3/22/2025[b,c]	592,584
	Sprint Communications, Inc., Term Loan
2,450,000	3.500%, 2/2/2024	2,448,261
	TNS, Inc., Term Loan
535,041	5.000%, 2/14/2020	538,385
	Univision Communications, Inc., Term Loan
1,406,832	3.750%, 3/15/2024	1,397,449
	Virgin Media Bristol, LLC, Term Loan
600,000	3.662%, 1/31/2025	601,314
	WideOpenWest Finance, LLC, Term Loan
1,417,875	4.554%, 8/18/2023	1,424,170
	Zayo Group, LLC, Term Loan
539,875	3.500%, 1/13/2024[b,c]	541,748
1,125,125	3.500%, 1/19/2024	1,129,029

	Total	33,138,586

Consumer Cyclical (1.7%)
	Amaya Holdings BV, Term Loan
1,796,934	4.647%, 8/1/2021	1,799,935
	Boyd Gaming Corporation, Term Loan
550,000	0.000%, 9/15/2023[b,c]	552,662

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (13.2%)[a]	Value
Consumer Cyclical (1.7%) - continued
	Burlington Coat Factory Warehouse Corporation, Term Loan
$860,432	3.700%, 8/13/2021	$862,849
	Ceridian HCM Holding, Inc., Term Loan
424,232	4.540%, 9/15/2020	420,520
	Eldorado Resorts, Inc., Term Loan
560,000	0.000%, 3/16/2024[b,c]	558,600
	Four Seasons Holdings, Inc., Term Loan
947,625	4.147%, 11/30/2023	957,101
	Golden Nugget, Inc., Term Loan
322,481	4.540%, 11/21/2019	326,715
	Golden Nugget, Inc., Term Loan Delayed Draw
138,206	4.500%, 11/21/2019	140,021
	IMG Worldwide, Inc., Term Loan
400,000	8.290%, 5/6/2022	404,000
	Michaels Stores, Inc., Term Loan
909,671	3.750%, 1/30/2023	906,642
	Mohegan Tribal Gaming Authority, Term Loan
1,296,750	5.500%, 10/13/2023	1,298,099
	Scientific Games International, Inc., Term Loan
2,850,000	4.846%, 10/1/2021	2,885,169
	Seminole Hard Rock Entertainment, Inc., Term Loan
1,152,809	3.897%, 5/14/2020	1,157,617
	Seminole Indian Tribe of Florida, Term Loan
648,000	3.397%, 4/29/2020	648,810

	Total	12,918,740

Consumer Non-Cyclical (2.3%)
	Air Medical Group Holdings, Inc., Term Loan
937,912	5.000%, 4/28/2022	938,306
	Albertson’s, LLC, Term Loan
693,070	4.401%, 12/21/2022	697,187
1,257,043	4.302%, 6/22/2023	1,263,328
	Berry Plastics Corporation, Term Loan
1,580,000	3.108%, 2/8/2020	1,588,642
580,000	3.108%, 1/6/2021	582,610
	CHS/Community Health Systems, Inc., Term Loan
234,617	3.798%, 12/31/2019	232,991
1,733,597	4.048%, 1/27/2021	1,708,893
	Endo Luxembourg Finance I Company SARL, Term Loan
622,125	4.000%, 9/26/2022	621,173
	Grifols Worldwide Operations USA, Inc., Term Loan
1,015,000	3.194%, 1/31/2025	1,016,289
	Hanesbrands, Inc., Term Loan
367,356	3.482%, 4/29/2022	369,744
	JBS USA LUX SA, Term Loan
2,060,000	3.289%, 10/30/2022	2,066,448
	Libbey Glass, Inc., Term Loan
519,649	3.854%, 4/9/2021	522,248
	MultiPlan, Inc., Term Loan
273,631	4.897%, 6/7/2023	276,953

Principal Amount	Bank Loans (13.2%)[a]	Value
Consumer Non-Cyclical (2.3%) - continued
	Ortho-Clinical Diagnostics, Inc., Term Loan
$1,473,612	4.750%, 6/30/2021	$1,464,402
	PetSmart, Inc., Term Loan
611,886	4.020%, 3/11/2022	583,586
	Sterigenics-Nordion Holdings, LLC, Term Loan
394,000	4.397%, 5/15/2022	394,000
	Valeant Pharmaceuticals International, Inc., Term Loan
3,795,880	5.570%, 4/1/2022[b,c]	3,804,269

	Total	18,131,069

Energy (0.6%)
	Energy Solutions, LLC, Term Loan
647,807	6.750%, 5/29/2020	654,013
	Exgen Renewables I, LLC, Term Loan
572,880	5.272%, 2/8/2021	575,744
	Houston Fuel Oil Terminal, LLC, Term Loan
678,046	4.400%, 8/19/2021	674,655
	McJunkin Red Man Corporation, Term Loan
668,745	5.000%, 11/8/2019	672,089
	MEG Energy Corporation, Term Loan
660,000	4.540%, 12/31/2023	659,630
	Pacific Drilling SA, Term Loan
866,250	4.625%, 6/3/2018	395,227
	Western Refining, Inc., Term Loan
419,579	5.250%, 11/12/2020	419,579
193,050	5.500%, 6/23/2023	193,050

	Total	4,243,987

Financials (0.8%)
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
950,000	0.000%, 7/20/2020[b,c]	962,274
	Colorado Buyer, Inc., Term Loan
285,000	0.000%, 3/15/2024[b,c]	286,425
175,000	0.000%, 3/15/2025[b,c]	175,656
	Delos Finance SARL, Term Loan
975,000	3.397%, 10/6/2023	984,994
	DJO Finance, LLC, Term Loan
541,750	4.250%, 6/7/2020	523,352
	Gartner, Inc., Term Loan
265,000	0.000%, 3/16/2024[b,c]	266,988
	MoneyGram International, Inc., Term Loan
1,134,171	4.397%, 3/27/2020	1,132,753
	Sable International Finance, Ltd., Term Loan
1,395,000	5.732%, 12/30/2022	1,404,877
	TransUnion, LLC, Term Loan
807,921	3.482%, 4/9/2023	812,469

	Total	6,549,788

Technology (1.4%)
	Accudyne Industries, LLC, Term Loan
689,075	4.147%, 12/13/2019	645,436
	First Data Corporation, Term Loan
2,569,014	3.984%, 3/24/2021	2,587,819
555,250	3.984%, 7/8/2022	559,298
	Harland Clarke Holdings Corporation, Term Loan
888,442	7.147%, 12/31/2021	895,550

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (13.2%)[a]	Value
Technology (1.4%) - continued
$685,937	6.647%, 2/9/2022	$690,224
	ON Semiconductor Corporation, Term Loan
382,971	0.000%, 3/31/2023[b,c]	384,487
	Rackspace Hosting, LLC, Term Loan
678,300	4.535%, 11/3/2023	682,444
	RP Crown Parent, LLC, Term Loan
1,022,437	4.500%, 10/12/2023	1,028,194
	Western Digital Corporation, Term Loan
2,144,625	3.732%, 4/29/2023	2,155,048
	Xerox Business Services, LLC, Term Loan
1,052,363	6.334%, 12/7/2023	1,063,149

	Total	10,691,649

Transportation (0.2%)
	OSG Bulk Ships, Inc., Term Loan
787,041	5.290%, 8/5/2019	779,171
	XPO Logistics, Inc., Term Loan
1,030,000	3.108%, 11/1/2021	1,032,410

	Total	1,811,581

Utilities (0.3%)
	Calpine Corporation, Term Loan
870,570	3.900%, 1/15/2024	873,834
	Intergen NV, Term Loan
638,615	5.650%, 6/12/2020	634,624
	Talen Energy Supply, LLC, Term Loan
692,370	6.060%, 12/6/2023[b,c]	696,697

	Total	2,205,155

	Total Bank Loans (cost $103,593,748)	103,517,167

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Asset-Backed Securities (4.1%)
	Asset Backed Securities Corporation Home Equity Loan Trust
	1.122%, 7/25/2036, Ser.
812,548	2006-HE5, Class A4[d]	752,190
	1.142%, 11/25/2036, Ser.
170,324	2006-HE6, Class A4[d]	163,218
	Bayview Opportunity Master Fund Trust
	3.623%, 4/28/2030, Ser.
332,212	2015-3, Class A1[e]	333,985
	3.228%, 7/28/2034, Ser.
323,031	2014-18NP, Class A*,f	322,460
	3.721%, 7/28/2035, Ser.
1,020,708	2015-NPLA, Class Ae,f	1,021,930
	Citi Held For Asset Issuance
	4.480%, 8/15/2022, Ser.
955,892	2016-MF1, Class A*	967,702
	GSAA Home Equity Trust
	1.252%, 7/25/2037, Ser.
1,910,327	2007-7, Class A4[d]	1,735,833
	J.P. Morgan Mortgage Acquisition Trust
	4.451%, 3/25/2047, Ser.
1,981,447	2007-HE1, Class AF4[f]	1,480,326
	Lehman XS Trust
	5.440%, 8/25/2035, Ser.
1,758,974	2005-2, Class 2A3Bf	1,514,784

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Asset-Backed Securities (4.1%) - continued
	Mariner Finance Issuance Trust
	3.620%, 2/20/2029, Ser.
$1,400,000	2017-AA, Class A*	$1,407,141
	Marlette Funding Trust
	3.060%, 1/17/2023, Ser.
1,478,031	2016-1A, Class A*	1,482,800
	2.827%, 3/15/2024, Ser.
1,700,000	2017-AA, Class Ae	1,702,564
	Merrill Lynch Mortgage Investors Trust
	2.841%, 6/25/2035, Ser.
1,351,266	2005-A5, Class M1	944,332
	Murray Hill Marketplace Trust
	4.190%, 11/25/2022, Ser.
395,490	2016-LC1, Class A*	398,585
	NCF Dealer Floorplan Master Trust
	4.228%, 3/21/2022, Ser.
1,100,000	2016-1A, Class A*,d	1,092,952
	NRZ Advance Receivables Trust Advance Receivables Backed
	2.751%, 6/15/2049, Ser.
2,000,000	2016-T1, Class AT1*	1,981,088
	Preston Ridge Partners Mortgage Trust, LLC
	4.000%, 9/27/2021, Ser.
1,123,068	2016-1A, Class A1*,f	1,118,085
	4.250%, 1/25/2022, Ser.
1,447,241	2017-1A, Class A1*,f	1,451,399
	Renaissance Home Equity Loan Trust
	5.746%, 5/25/2036, Ser.
537,152	2006-1, Class AF6[f]	352,950
	5.797%, 8/25/2036, Ser.
1,356,055	2006-2, Class AF3[f]	820,060
	Residential Asset Mortgage Products Trust
	5.991%, 3/25/2033, Ser.
823,223	2003-RS2, Class AI5[g]	824,094
	SoFi Consumer Loan Program, LLC
	3.050%, 12/26/2025, Ser.
1,729,662	2016-3, Class Ae	1,730,489
	3.280%, 1/26/2026, Ser.
1,173,355	2017-1, Class Ae	1,178,870
	US Residential Opportunity Fund Trust
	3.475%, 7/27/2036, Ser.
1,414,213	2016-1III, Class A*,f	1,406,934
	Vericrest Opportunity Loan Transferee
	3.375%, 10/25/2058, Ser.
1,058,230	2015-NPL3, Class A1*,f	1,054,081
	3.500%, 6/26/2045, Ser.
1,212,063	2015-NPL8, Class A1[e,f]	1,216,509
	3.625%, 7/25/2045, Ser.
682,891	2015-NP10, Class A1[e,f]	684,542
	3.500%, 7/25/2046, Ser.
717,425	2016-NPL8, Class A1[e,f]	721,277
	3.500%, 2/25/2047, Ser.
1,673,308	2017-NPL1, Class A1[e,f]	1,667,244
	3.500%, 2/25/2055, Ser.
299,288	2015-NPL4, Class A1*,f	300,989

	Total	31,829,413

Basic Materials (0.8%)
	Alcoa Nederland Holding BV
440,000	6.750%, 9/30/2024[e]	471,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Basic Materials (0.8%) - continued
	ArcelorMittal SA
$1,080,000	6.250%, 3/1/2021	$1,166,400
	BWAY Holding Company
430,000	5.500%, 4/15/2024[c,e]	433,225
	Dow Chemical Company
106,000	8.550%, 5/15/2019	120,153
	First Quantum Minerals, Ltd.
770,000	7.000%, 2/15/2021[e]	793,100
	Kinross Gold Corporation
142,000	5.125%, 9/1/2021	147,858
	LyondellBasell Industries NV
110,000	5.000%, 4/15/2019	115,846
	Newmont Mining Corporation, Convertible
880,000	1.625%, 7/15/2017	881,650
	Peabody Securities Finance Corporation
945,000	6.375%, 3/31/2025[e]	935,550
	RPM International, Inc., Convertible
575,000	2.250%, 12/15/2020	691,797
	Vale Overseas, Ltd.
142,000	5.875%, 6/10/2021	152,170
213,000	6.250%, 8/10/2026	231,371
	Xstrata Finance Canada, Ltd.
213,000	4.950%, 11/15/2021[e]	228,719

	Total	6,369,739

Capital Goods (1.7%)
	AECOM
1,410,000	5.875%, 10/15/2024	1,498,125
	Bombardier, Inc.
900,000	7.500%, 3/15/2025[e]	924,750
	Building Materials Corporation of America
1,100,000	6.000%, 10/15/2025[e]	1,135,750
	Cemex SAB de CV
1,290,000	5.700%, 1/11/2025[e]	1,335,150
	Cintas Corporation No. 2
213,000	2.900%, 4/1/2022	215,460
	CNH Industrial Capital, LLC
1,100,000	4.375%, 11/6/2020	1,137,125
	Crown Americas Capital Corporation IV
1,080,000	4.500%, 1/15/2023	1,104,300
	Crown Cork & Seal Company, Inc.
610,000	7.375%, 12/15/2026	699,975
	General Electric Company
683,000	5.000%, 1/21/2021[h]	719,711
	Ingersoll-Rand Luxembourg Finance SA
310,000	2.625%, 5/1/2020	312,859
	L3 Technologies, Inc.
385,000	4.950%, 2/15/2021	413,649
	Lockheed Martin Corporation
90,000	2.500%, 11/23/2020	90,609
	Reynolds Group Issuer, Inc.
1,285,000	5.125%, 7/15/2023[e]	1,320,338
	Rockwell Collins, Inc.
213,000	1.950%, 7/15/2019[c]	213,139
	Roper Technologies, Inc.
360,000	2.800%, 12/15/2021	360,367
	Standard Industries, Inc.
285,000	5.500%, 2/15/2023[e]	291,412
	Textron, Inc.
213,000	7.250%, 10/1/2019	238,209

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Capital Goods (1.7%) - continued
	United Rentals North America, Inc.
$1,240,000	5.500%, 7/15/2025	$1,277,200

	Total	13,288,128

Collateralized Mortgage Obligations (12.1%)
	Alternative Loan Trust
	5.500%, 5/25/2035, Ser.
312,933	2005-J3, Class 2A13	311,915
	6.000%, 6/25/2036, Ser.
1,202,666	2006-24CB, Class A9	1,022,027
	American Home Mortgage Assets Trust
	1.172%, 12/25/2046, Ser.
2,249,266	2006-6, Class A1Ad	1,715,624
	1.172%, 6/25/2047, Ser.
1,734,877	2007-5, Class A1[d]	1,268,167
	American Home Mortgage Investment Trust
	6.750%, 12/25/2036, Ser.
2,048,658	2006-3, Class 3A2	880,548
	Angel Oak Mortgage Trust
	4.500%, 11/25/2045, Ser.
668,037	2015-1, Class A*,f	670,516
	Banc of America Alternative Loan Trust
	1.482%, 4/25/2035, Ser.
579,746	2005-3, Class 1CB1[d]	446,487
	6.000%, 11/25/2035, Ser.
1,264,757	2005-10, Class 3CB1	1,112,410
	1.782%, 5/25/2046, Ser.
1,011,772	2006-4, Class 3CB1[d]	710,160
	Banc of America Funding Corporation
	3.754%, 5/20/2036, Ser.
453,322	2006-D, Class 6A1	397,069
	Bayview Opportunity Master Fund Trust
	3.475%, 7/28/2031, Ser.
625,532	2016-RPL3, Class A1[e]	623,382
	BCAP, LLC Trust
	1.162%, 3/25/2037, Ser.
1,670,744	2007-AA1, Class 2A1[d]	1,563,976
	Bear Stearns Adjustable Rate Mortgage Trust
	2.830%, 10/25/2035, Ser.
657,872	2005-9, Class A1[d]	631,944
	3.184%, 2/25/2036, Ser.
286,838	2005-12, Class 11A1	244,918
	Citicorp Mortgage Securities Trust
	6.000%, 5/25/2037, Ser.
477,740	2007-4, Class 1A5	473,993
	Citigroup Mortgage Loan Trust, Inc.
	5.500%, 11/25/2035, Ser.
409,013	2005-9, Class 21A2	395,175
	CitiMortgage Alternative Loan Trust
	5.750%, 4/25/2037, Ser.
940,951	2007-A4, Class 1A5	804,596
	COLT Mortgage Loan Trust
	2.750%, 9/25/2046, Ser.
1,248,565	2016-2, Class A1*	1,257,573
	Countrywide Alternative Loan Trust
	1.382%, 2/25/2035, Ser.
368,387	2005-J1, Class 5A1[d]	340,581
	3.079%, 10/25/2035, Ser.
696,357	2005-43, Class 4A1	561,257

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Collateralized Mortgage Obligations (12.1%) - continued
	5.500%, 2/25/2036, Ser.
$312,395	2005-85CB, Class 2A2	$289,194
	6.000%, 4/25/2036, Ser.
253,927	2006-4CB, Class 1A1	210,698
	6.500%, 8/25/2036, Ser.
945,684	2006-23CB, Class 2A3	623,827
	6.000%, 1/25/2037, Ser.
212,119	2006-39CB, Class 1A16	202,314
	5.500%, 5/25/2037, Ser.
839,383	2007-8CB, Class A1	706,607
	Countrywide Home Loan Mortgage Pass Through Trust
	3.194%, 11/25/2035, Ser.
1,544,592	2005-22, Class 2A1	1,314,443
	3.179%, 2/20/2036, Ser.
496,113	2005-HY10, Class 5A1	408,975
	Credit Suisse First Boston Mortgage Securities Corporation
	5.250%, 10/25/2035, Ser.
465,972	2005-9, Class 1A3	449,817
	CSMC Mortgage-Backed Trust
	5.500%, 3/25/2037, Ser.
1,007,349	2007-2, Class 3A4	917,159
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
	2.565%, 8/25/2035, Ser.
1,122,304	2005-AR1, Class 2A3	870,871
	1.182%, 11/25/2035, Ser.
438,846	2005-5, Class 2A1[d]	246,328
	5.500%, 11/25/2035, Ser.
731,202	2005-5, Class 1A4	735,624
	1.408%, 4/25/2047, Ser.
1,075,002	2007-OA2, Class A1[d]	912,239
	1.202%, 8/25/2047, Ser.
1,891,716	2007-OA5, Class A1Bd	1,563,148
	Federal Home Loan Mortgage Corporation
	2.500%, 12/15/2022, Ser.
6,505,373	4155, Class AIi	342,032
	2.500%, 5/15/2027, Ser.
2,128,399	4106, Class HIi	154,943
	2.500%, 2/15/2028, Ser.
2,627,939	4162, Class AIi	219,621
	2.500%, 3/15/2028, Ser.
8,380,542	4177, Class EIi	738,392
	3.000%, 4/15/2028, Ser.
4,316,441	4193, Class AIi	394,947
	3.000%, 2/15/2033, Ser.
3,850,367	4170, Class IGi	457,073
	Federal National Mortgage Association
	2.500%, 2/25/2028, Ser.
3,673,159	2013-46, Class CIi	317,145
	3.000%, 4/25/2028, Ser.
2,765,343	2013-30, Class DIi	276,594
	3.500%, 1/25/2033, Ser.
3,463,905	2012-150, Class YIi	462,958
	First Horizon Alternative Mortgage Securities Trust
	3.135%, 3/25/2035, Ser.
983,000	2005-AA2, Class 1A1	920,873
	3.092%, 7/25/2035, Ser.
1,050,987	2005-AA5, Class 2A1	1,001,904

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Collateralized Mortgage Obligations (12.1%) - continued
	6.000%, 8/25/2036, Ser.
$1,044,333	2006-FA4, Class 1A4[d]	$868,186
	First Horizon Mortgage Pass-Through Trust
	3.024%, 8/25/2037, Ser.
1,448,447	2007-AR2, Class 1A2	1,151,826
	GCAT, LLC
	3.375%, 3/25/2047, Ser.
1,700,000	2017-1, Class A1*,f	1,697,450
	GMAC Mortgage Corporation Loan Trust
	3.542%, 5/25/2035, Ser.
1,637,018	2005-AR2, Class 4A	1,527,070
	Government National Mortgage Association
	4.000%, 1/16/2027, Ser.
3,185,561	2012-3, Class IOi	308,818
	Greenpoint Mortgage Funding Trust
	0.978%, 10/25/2045, Ser.
852,221	2005-AR4, Class G41Bd	724,031
	IndyMac IMJA Mortgage Loan Trust
	6.250%, 11/25/2037, Ser.
954,629	2007-A3, Class A1	759,336
	IndyMac INDX Mortgage Loan Trust
	3.260%, 10/25/2035, Ser.
1,562,191	2005-AR19, Class A1	1,276,395
	1.622%, 7/25/2045, Ser.
1,271,587	2005-16IP, Class A1[d]	1,068,448
	J.P. Morgan Alternative Loan Trust
	6.500%, 3/25/2036, Ser.
1,766,851	2006-S1, Class 1A19	1,534,359
	J.P. Morgan Mortgage Trust
	6.500%, 1/25/2035, Ser.
216,922	2005-S1, Class 1A2	204,942
	3.253%, 8/25/2035, Ser.
1,151,838	2005-A5, Class 1A2	1,148,199
	3.304%, 2/25/2036, Ser.
1,406,487	2006-A1, Class 2A2	1,307,099
	3.162%, 10/25/2036, Ser.
794,483	2006-A6, Class 1A2	726,722
	1.362%, 1/25/2037, Ser.
954,771	2006-S4, Class A8[d]	525,324
	3.319%, 1/25/2037, Ser.
634,477	2006-A7, Class 2A2	582,829
	6.250%, 8/25/2037, Ser.
661,841	2007-S3, Class 1A10	485,721
	Lehman Mortgage Trust
	1.732%, 12/25/2035, Ser.
672,855	2005-2, Class 3A1[d]	501,992
	Master Asset Securitization Trust
	1.482%, 6/25/2036, Ser.
836,885	2006-2, Class 2A2[d]	419,359
	MASTR Alternative Loans Trust
	6.500%, 7/25/2034, Ser.
274,747	2004-6, Class 6A1	280,474
	1.432%, 12/25/2035, Ser.
715,609	2005-6, Class 2A1[d]	342,584
	Merrill Lynch Alternative Note Asset Trust
	6.000%, 3/25/2037, Ser.
612,894	2007-F1, Class 2A6	460,567
	6.000%, 3/25/2037, Ser.
942,792	2007-F1, Class 2A1	720,114

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Collateralized Mortgage Obligations (12.1%) - continued
	Mill City Mortgage Loan Trust
	2.750%, 11/25/2058, Ser.
$1,700,000	2017-1, Class A1[e]	$1,691,950
	Morgan Stanley Mortgage Loan Trust
	3.179%, 11/25/2035, Ser.
592,645	2005-6AR, Class 5A1	426,050
	MortgageIT Trust
	1.242%, 12/25/2035, Ser.
1,220,147	2005-5, Class A1[d]	1,130,280
	1.182%, 4/25/2036, Ser.
1,025,241	2006-1, Class 1A2[d]	765,246
	New Century Alternative Mortgage Loan Trust
	6.167%, 7/25/2036, Ser.
1,398,850	2006-ALT1, Class AF6[f]	797,466
	Pretium Mortgage Credit Partners I, LLC
	4.000%, 7/27/2031, Ser.
1,400,380	2016-NPL4, Class A*,f	1,402,449
	Pretium Mortgage Credit Partners, LLC
	4.375%, 11/27/2030, Ser.
1,474,643	2015-NPL4, Class A1*,f	1,479,169
	3.500%, 4/29/2031, Ser.
1,500,000	2017-NPL1, Class A1*,c,f,j	1,500,000
	Residential Accredit Loans, Inc. Trust
	5.750%, 9/25/2035, Ser.
878,562	2005-QS13, Class 2A3	782,510
	6.000%, 4/25/2036, Ser.
1,295,895	2006-QS4, Class A2	1,114,251
	6.000%, 1/25/2037, Ser.
922,494	2007-QS1, Class 1A1	801,088
	5.750%, 4/25/2037, Ser.
1,781,238	2007-QS6, Class A28	1,564,642
	6.250%, 4/25/2037, Ser.
1,797,352	2007-QS6, Class A6	1,609,196
	6.000%, 6/25/2037, Ser.
420,226	2007-QS8, Class A10	356,394
	1.172%, 7/25/2037, Ser.
1,924,636	2007-QH6, Class A1[d]	1,650,020
	Residential Asset Securitization Trust
	6.236%, 8/25/2022, Ser.
1,500,300	2007-A8, Class 3A1	1,278,572
	5.500%, 4/25/2035, Ser.
602,974	2005-A1, Class A3	603,903
	1.362%, 8/25/2037, Ser.
1,156,342	2007-A8, Class 2A3[d]	288,282
	Residential Funding Mortgage Security I Trust
	5.977%, 12/25/2032, Ser.
895,481	2003-S12, Class M1	949,772
	5.750%, 2/25/2036, Ser.
880,233	2006-S2, Class A1	817,113
	6.000%, 7/25/2037, Ser.
1,332,206	2007-S7, Class A20	1,227,638
	Sequoia Mortgage Trust
	3.403%, 9/20/2046, Ser.
1,933,954	2007-1, Class 4A1	1,578,701
	Structured Adjustable Rate Mortgage Loan Trust
	3.464%, 12/25/2034, Ser.
258,081	2004-18, Class 5A	252,305
	3.129%, 7/25/2035, Ser.
767,259	2005-15, Class 4A1	656,873

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Collateralized Mortgage Obligations (12.1%) - continued
	3.438%, 9/25/2035, Ser.
$487,441	2005-18, Class 1A1	$399,308
	Structured Asset Mortgage Investments, Inc.
	1.292%, 12/25/2035, Ser.
1,624,452	2005-AR4, Class A1[d]	1,322,289
	Sunset Mortgage Loan Company, LLC
	4.459%, 9/18/2045, Ser.
728,633	2015-NPL1, Class A*,f	729,199
	3.844%, 7/16/2047, Ser.
451,911	2016-NPL1, Class A*,f	452,976
	Suntrust Alternative Loan Trust
	5.750%, 12/25/2035, Ser.
952,945	2005-1F, Class 2A5	910,685
	WaMu Mortgage Pass Through Certificates
	2.662%, 11/25/2036, Ser.
792,001	2006-AR14, Class 1A1	705,714
	2.497%, 1/25/2037, Ser.
1,617,682	2006-AR18, Class 1A1	1,441,345
	2.858%, 8/25/2046, Ser.
139,816	2006-AR8, Class 1A1	126,491
	1.558%, 9/25/2046, Ser.
1,090,514	2006-AR11, Class 3A1Ad	913,058
	1.598%, 9/25/2046, Ser.
1,820,026	2006-AR11, Class 1Ad	1,499,866
	1.518%, 10/25/2046, Ser.
1,801,560	2006-AR13, Class 1Ad	1,571,931
	1.434%, 12/25/2046, Ser.
1,877,321	2006-AR17, Class 1Ad	1,580,608
	1.378%, 1/25/2047, Ser.
1,350,680	2006-AR19, Class 1Ad	1,058,897
	1.866%, 3/25/2047, Ser.
758,477	2007-OA2, Class 2Ad	611,230
	Washington Mutual Mortgage Pass Through Certificates
	1.582%, 6/25/2035, Ser.
745,165	2005-4, Class 5A5[d]	613,013
	6.000%, 11/25/2035, Ser.
955,657	2005-10, Class 2A9	878,778
	7.000%, 4/25/2037, Ser.
1,667,912	2007-2, Class 1A1	924,352
	Washington Mutual Mortgage Pass Through Certificates Trust
	7.000%, 2/25/2036, Ser.
1,139,287	2006-1, Class 2CB1	825,919
	1.388%, 2/25/2047, Ser.
1,823,508	2007-OA3, Class 2Ad	1,366,997
	Wells Fargo Mortgage Backed Securities Trust
	3.103%, 7/25/2036, Ser.
1,506,585	2006-AR10, Class 2A1	1,477,682
	1.682%, 5/25/2037, Ser.
205,100	2007-6, Class A2[d]	181,702
	6.000%, 7/25/2037, Ser.
492,724	2007-8, Class 1A16	486,866
	6.000%, 11/25/2037, Ser.
816,703	2007-15, Class A1	808,724

	Total	94,403,389

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Commercial Mortgage-Backed Securities (0.2%)
	Greenwich Capital Commercial Funding Corporation
	5.867%, 12/10/2049, Ser.
$1,350,000	2007-GG11, Class AM	$1,365,979
	Morgan Stanley Capital, Inc.
	5.406%, 3/15/2044, Ser.
301,751	2007-IQ13, Class AM	301,112

	Total	1,667,091

Communications Services (3.3%)
	Altice US Finance I Corporation
1,025,000	5.500%, 5/15/2026[e]	1,053,187
	AMC Networks, Inc.
1,525,000	5.000%, 4/1/2024	1,526,906
	American Tower Corporation
95,000	2.800%, 6/1/2020	95,673
152,000	3.450%, 9/15/2021	154,726
	AT&T, Inc.
176,000	5.875%, 10/1/2019	191,591
142,000	5.200%, 3/15/2020	153,388
95,000	2.082%, 6/30/2020[d]	96,110
370,000	2.800%, 2/17/2021	371,066
	CenturyLink, Inc.
600,000	6.450%, 6/15/2021	637,434
	Charter Communications Operating, LLC
337,000	3.579%, 7/23/2020	346,814
47,000	4.464%, 7/23/2022	49,496
	Clear Channel Worldwide Holdings, Inc.
1,445,000	6.500%, 11/15/2022	1,500,083
	Columbus International, Inc.
1,400,000	7.375%, 3/30/2021[e]	1,499,750
	Comcast Corporation
284,000	1.625%, 1/15/2022	272,309
	Crown Castle International Corporation
175,000	3.400%, 2/15/2021	177,995
	CSC Holdings, LLC
110,000	5.500%, 4/15/2027[e]	111,788
	Digicel, Ltd.
1,400,000	6.000%, 4/15/2021*	1,272,250
	DISH Network Corporation, Convertible
1,100,000	3.375%, 8/15/2026[e]	1,328,938
	FairPoint Communications, Inc.
1,100,000	8.750%, 8/15/2019[e]	1,133,440
	Frontier Communications Corporation
1,520,000	8.875%, 9/15/2020	1,603,600
	Hughes Satellite Systems Corporation
774,000	6.500%, 6/15/2019	837,778
	Level 3 Communications, Inc.
670,000	5.375%, 1/15/2024	685,912
	Level 3 Escrow II, Inc.
600,000	5.375%, 8/15/2022	620,250
	Liberty Interactive, LLC, Convertible
975,000	1.750%, 9/30/2046[e]	1,096,266
	Liberty Media Corporation, Convertible
570,000	1.000%, 1/30/2023[e]	626,644
	Moody’s Corporation
142,000	2.750%, 12/15/2021	141,907

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Communications Services (3.3%) - continued
	Neptune Finco Corporation
$645,000	10.875%, 10/15/2025[e]	$775,613
	Nexstar Escrow Corporation
1,470,000	5.625%, 8/1/2024[e]	1,492,050
	Orange SA
245,000	1.625%, 11/3/2019	241,514
	SBA Tower Trust
300,000	3.598%, 4/15/2043[e]	300,070
	SFR Group SA
1,370,000	6.000%, 5/15/2022[e]	1,419,662
	Sprint Corporation
1,230,000	7.625%, 2/15/2025	1,343,775
	Telefonica Emisiones SAU
211,000	3.192%, 4/27/2018	213,733
	T-Mobile USA, Inc.
1,230,000	6.125%, 1/15/2022	1,299,187
	Verizon Communications, Inc.
255,000	1.375%, 8/15/2019	251,073
152,000	4.500%, 9/15/2020	162,076
117,000	2.946%, 3/15/2022[e]	116,488
	Viacom, Inc.
284,000	4.250%, 9/1/2023	291,327

	Total	25,491,869

Consumer Cyclical (2.4%)
	Allison Transmission, Inc.
1,520,000	5.000%, 10/1/2024[e]	1,535,200
	American Honda Finance Corporation
214,000	2.000%, 2/14/2020	214,664
	BMW US Capital, LLC
185,000	1.500%, 4/11/2019[e]	183,725
	Brookfield Residential Properties, Inc.
990,000	6.125%, 7/1/2022[e]	1,019,700
	CVS Health Corporation
142,000	2.750%, 12/1/2022	140,467
	eBay, Inc.
120,000	2.500%, 3/9/2018	120,913
	Ford Motor Credit Company, LLC
220,000	5.000%, 5/15/2018	227,288
284,000	2.262%, 3/28/2019	284,682
290,000	1.897%, 8/12/2019	287,209
155,000	2.597%, 11/4/2019	155,823
213,000	3.336%, 3/18/2021	215,389
	General Motors Financial Company, Inc.
290,000	3.150%, 1/15/2020	294,936
474,000	4.375%, 9/25/2021	498,393
	Home Depot, Inc.
140,000	2.000%, 4/1/2021	139,350
95,000	2.625%, 6/1/2022	95,764
	Hyundai Capital America
142,000	2.550%, 4/3/2020[c,e]	141,986
	Jaguar Land Rover Automotive plc
500,000	4.125%, 12/15/2018[e]	510,625
710,000	5.625%, 2/1/2023[e]	738,400
	L Brands, Inc.
860,000	5.625%, 2/15/2022	901,925
	Lennar Corporation
610,000	12.250%, 6/1/2017	619,150
250,000	4.125%, 12/1/2018	255,000
	Live Nation Entertainment, Inc.
250,000	5.375%, 6/15/2022[e]	260,000
640,000	4.875%, 11/1/2024[e]	640,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Consumer Cyclical (2.4%) - continued
	Macy’s Retail Holdings, Inc.
$88,000	7.450%, 7/15/2017	$89,539
	McDonald’s Corporation
284,000	2.625%, 1/15/2022	283,717
	MGM Resorts International
1,255,000	6.000%, 3/15/2023	1,350,694
	Newell Rubbermaid, Inc.
120,000	3.150%, 4/1/2021	122,758
	Nissan Motor Acceptance Corporation
213,000	2.000%, 3/8/2019[e]	213,003
	Prime Security Services Borrower, LLC
1,300,000	9.250%, 5/15/2023[e]	1,425,125
	Ralph Lauren Corporation
95,000	2.625%, 8/18/2020	95,809
	Royal Caribbean Cruises, Ltd.
1,241,613	5.250%, 11/15/2022	1,340,942
	Six Flags Entertainment Corporation
970,000	4.875%, 7/31/2024[c,e]	957,269
	Starbucks Corporation
135,000	2.100%, 2/4/2021	135,386
	Toll Brothers Finance Corporation
208,000	4.000%, 12/31/2018	213,200
	Visa, Inc.
90,000	2.200%, 12/14/2020	90,342
	Walgreens Boots Alliance, Inc.
120,000	1.750%, 5/30/2018	120,140
120,000	2.600%, 6/1/2021	120,130
	West Corporation
1,400,000	5.375%, 7/15/2022[e]	1,375,500
	Yum! Brands, Inc.
1,545,000	5.000%, 6/1/2024[e]	1,577,831

	Total	18,991,974

Consumer Non-Cyclical (2.7%)
	Abbott Laboratories
284,000	2.550%, 3/15/2022	278,912
213,000	3.400%, 11/30/2023	214,883
	AbbVie, Inc.
284,000	2.500%, 5/14/2020	285,903
142,000	2.900%, 11/6/2022	141,449
	Anheuser-Busch InBev Finance, Inc.
145,000	2.294%, 2/1/2021[d]	149,363
375,000	2.650%, 2/1/2021	377,786
142,000	3.300%, 2/1/2023	144,506
	Anheuser-Busch InBev Worldwide, Inc.
75,000	6.500%, 7/15/2018	79,510
	B&G Foods, Inc.
500,000	4.625%, 6/1/2021	503,750
	BAT International Finance plc
95,000	1.641%, 6/15/2018[d,e]	95,237
	Bayer U.S. Finance, LLC
300,000	2.375%, 10/8/2019[e]	302,029
	Boston Scientific Corporation
50,000	6.000%, 1/15/2020	54,775
	Bunge Limited Finance Corporation
90,000	3.500%, 11/24/2020	92,333
	Celgene Corporation
95,000	3.550%, 8/15/2022	97,683
	Cott Beverages, Inc.
1,400,000	5.375%, 7/1/2022	1,428,000
	CVS Health Corporation
106,000	2.250%, 12/5/2018	106,682

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Consumer Non-Cyclical (2.7%) - continued
	Envision Healthcare Corporation
$1,400,000	5.125%, 7/1/2022[e]	$1,424,934
	Express Scripts Holding Company
142,000	4.750%, 11/15/2021	152,472
115,000	3.000%, 7/15/2023	111,136
	Forest Laboratories, Inc.
153,000	4.375%, 2/1/2019[e]	158,312
	Gilead Sciences, Inc.
275,000	1.950%, 3/1/2022	266,201
	Grifols Worldwide Operations, Ltd.
950,000	5.250%, 4/1/2022	986,100
	HCA, Inc.
505,000	5.250%, 6/15/2026	529,038
925,000	4.500%, 2/15/2027	925,000
	Iconix Brand Group, Inc., Convertible
790,000	1.500%, 3/15/2018	746,550
	JBS USA, LLC
610,000	5.875%, 7/15/2024[e]	628,300
1,240,000	5.750%, 6/15/2025[e]	1,252,400
	Kraft Heinz Foods Company
280,000	5.375%, 2/10/2020	304,174
	Laboratory Corporation of America Holdings
40,000	2.625%, 2/1/2020	40,207
	Land O’Lakes, Inc.
445,000	7.250%, 4/4/2027[c,e,h]	447,781
	Mead Johnson Nutrition Company
90,000	3.000%, 11/15/2020	91,727
	Medtronic Global Holdings SCA
284,000	1.700%, 3/28/2019	283,860
	Medtronic, Inc.
291,000	4.375%, 3/15/2035	304,599
	Molson Coors Brewing Company
255,000	1.450%, 7/15/2019	251,677
	Mylan NV
284,000	3.150%, 6/15/2021	285,187
	PepsiCo, Inc.
285,000	1.535%, 10/6/2021[d]	286,765
	Pernod Ricard SA
250,000	5.750%, 4/7/2021[e]	278,041
	Perrigo Finance plc
290,000	3.500%, 12/15/2021	294,564
	Pinnacle Foods, Inc.
800,000	5.875%, 1/15/2024	834,000
	Reynolds American, Inc.
52,000	3.250%, 6/12/2020	53,349
	Shire Acquisitions Investments Ireland Designated Activity Company
275,000	1.900%, 9/23/2019	272,807
	Smithfield Foods, Inc.
213,000	2.700%, 1/31/2020[e]	212,851
	Teleflex, Inc.
1,015,000	4.875%, 6/1/2026	1,020,075
	Tenet Healthcare Corporation
1,435,000	8.125%, 4/1/2022	1,495,988
	Teva Pharmaceutical Finance Netherlands III BV
375,000	2.200%, 7/21/2021	360,792
	TreeHouse Foods, Inc.
850,000	4.875%, 3/15/2022	869,125
	Tyson Foods, Inc.
152,000	4.500%, 6/15/2022	162,179
	VPII Escrow Corporation
610,000	7.500%, 7/15/2021[e]	534,513

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Consumer Non-Cyclical (2.7%) - continued
	VRX Escrow Corporation
$1,140,000	6.125%, 4/15/2025[e]	$877,800

	Total	21,095,305

Energy (2.7%)
	Anadarko Petroleum Corporation
99,000	8.700%, 3/15/2019	111,044
42,000	4.850%, 3/15/2021	44,926
	Antero Resources Corporation
1,080,000	5.125%, 12/1/2022	1,094,175
	BP Capital Markets plc
230,000	1.676%, 5/3/2019	228,847
142,000	2.315%, 2/13/2020	143,170
284,000	3.224%, 4/14/2024	284,091
	Buckeye Partners, LP
152,000	2.650%, 11/15/2018	152,730
	Chesapeake Energy Corporation, Convertible
672,000	5.500%, 9/15/2026[e]	695,940
	Concho Resources, Inc.
860,000	5.500%, 10/1/2022	889,025
410,000	4.375%, 1/15/2025	412,562
	Contura Energy, Inc.
319,000	10.000%, 8/1/2021*	343,914
	Crestwood Midstream Partners, LP
850,000	6.250%, 4/1/2023	881,875
	Devon Energy Corporation
281,000	3.250%, 5/15/2022	278,336
	Encana Corporation
174,000	3.900%, 11/15/2021	177,745
	Energy Transfer Equity, LP
1,240,000	5.500%, 6/1/2027	1,295,800
	Enterprise Products Operating, LLC
1,390,000	7.034%, 1/15/2068	1,439,901
	EOG Resources, Inc.
230,000	2.625%, 3/15/2023	224,204
	EQT Corporation
105,000	5.150%, 3/1/2018	107,666
104,000	8.125%, 6/1/2019	116,104
	Exxon Mobil Corporation
185,000	1.708%, 3/1/2019	185,304
	Kinder Morgan Energy Partners, LP
284,000	3.450%, 2/15/2023	280,254
	Marathon Oil Corporation
142,000	2.700%, 6/1/2020	140,984
275,000	2.800%, 11/1/2022	264,191
	Marathon Petroleum Corporation
90,000	3.400%, 12/15/2020	92,265
	MEG Energy Corporation
610,000	6.375%, 1/30/2023[e]	544,425
	MPLX, LP
213,000	4.500%, 7/15/2023	221,495
1,525,000	4.875%, 12/1/2024	1,604,068
	Nabors Industries, Inc., Convertible
360,000	0.750%, 1/15/2024[e]	336,375
	Northern Tier Energy, LLC
1,075,000	7.125%, 11/15/2020	1,118,000
	ONEOK, Inc.
213,000	7.500%, 9/1/2023	248,712
	Petrobras Global Finance BV
393,000	8.375%, 5/23/2021	444,581
	Petroleos Mexicanos
142,000	6.375%, 2/4/2021	154,032
216,000	6.500%, 3/13/2027[e]	232,362

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Energy (2.7%) - continued
	Regency Energy Partners, LP
$1,080,000	5.000%, 10/1/2022	$1,148,310
	Sabine Pass Liquefaction, LLC
1,290,000	5.625%, 3/1/2025	1,398,428
	Schlumberger Holdings Corporation
90,000	3.000%, 12/21/2020[e]	92,014
	Sinopec Group Overseas Development, Ltd.
290,000	1.750%, 9/29/2019[e]	285,451
	Southwestern Energy Company
142,000	7.500%, 2/1/2018	148,035
	Sunoco Logistics Partners Operations, LP
90,000	4.400%, 4/1/2021	94,703
	Tesoro Corporation
1,170,000	4.750%, 12/15/2023[e]	1,207,545
	TransCanada Trust
725,000	5.300%, 3/15/2077	716,391
	Weatherford International, Ltd. Convertible
127,000	5.875%, 7/1/2021	163,116
	Whiting Petroleum Corporation, Convertible
785,000	1.250%, 4/1/2020	683,931

	Total	20,727,027

Financials (8.4%)
	ACE INA Holdings, Inc.
90,000	2.875%, 11/3/2022	90,714
	Aegon NV
1,080,000	2.290%, 7/15/2017[d,h]	895,320
	Air Lease Corporation
47,000	2.625%, 9/4/2018	47,391
	Ally Financial, Inc.
900,000	3.750%, 11/18/2019	906,750
500,000	4.125%, 3/30/2020	510,000
	American Express Credit Corporation
142,000	2.200%, 3/3/2020	142,402
95,000	2.171%, 9/14/2020[d]	96,523
	AMG Capital Trust II, Convertible
11,325	5.150%, 10/15/2037	643,402
	Australia & New Zealand Banking Group, Ltd.
750,000	6.750%, 6/15/2026[e,h]	824,343
	BAC Capital Trust XIV
840,000	4.000%, 4/19/2017[d,h]	685,440
	Banco de Brasil SA
800,000	9.000%, 6/18/2024[e,h]	828,000
	Bank of America Corporation
272,000	5.700%, 5/2/2017	272,895
99,000	8.000%, 1/30/2018[h]	101,970
107,000	5.650%, 5/1/2018	111,320
255,000	5.625%, 7/1/2020	279,635
250,000	2.625%, 4/19/2021	249,362
284,000	5.700%, 1/24/2022	318,806
623,000	2.190%, 1/20/2023[d]	631,647
	Bank of Montreal
250,000	1.500%, 7/18/2019	247,384
	Bank of New York Mellon Corporation
284,000	2.600%, 2/7/2022	284,245
	Bank of Nova Scotia
213,000	2.700%, 3/7/2022	213,469
	Barclays Bank plc
150,000	5.140%, 10/14/2020	160,451

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Financials (8.4%) - continued
	Barclays plc
$290,000	3.200%, 8/10/2021	$290,171
	Berkshire Hathaway Finance Corporation
285,000	1.700%, 3/15/2019	285,470
	Blackstone Mortgage Trust, Inc., Convertible
923,000	5.250%, 12/1/2018	1,057,412
	BNZ International Funding, Ltd.
250,000	2.101%, 9/14/2021[d,e]	251,242
	Capital One Financial Corporation
568,000	3.050%, 3/9/2022	567,216
	Capital One NA
290,000	2.400%, 9/5/2019	290,884
	Centene Escrow Corporation
1,555,000	5.625%, 2/15/2021	1,627,463
	Central Fidelity Capital Trust I
960,000	2.022%, 4/15/2027[d]	883,200
	CIT Group, Inc.
1,315,000	5.000%, 8/15/2022	1,376,634
	Citigroup, Inc.
225,000	2.050%, 6/7/2019	224,787
284,000	2.450%, 1/10/2020	285,247
284,000	2.650%, 10/26/2020	285,800
153,000	2.350%, 8/2/2021	150,612
	CNA Financial Corporation
350,000	5.750%, 8/15/2021	389,459
	Commonwealth Bank of Australia
284,000	2.250%, 3/10/2020[e]	284,160
	Credit Agricole SA
575,000	6.637%, 5/31/2017[e,h]	543,731
265,000	8.125%, 12/23/2025[e,h]	282,225
	Credit Suisse Group AG
600,000	7.500%, 12/11/2023[e,h]	650,155
1,240,000	6.250%, 12/18/2024[e,h]	1,259,738
	Credit Suisse Group Funding Guernsey, Ltd.
426,000	3.800%, 9/15/2022	432,066
	Credit Suisse Group Funding, Ltd.
284,000	3.125%, 12/10/2020	285,535
	DDR Corporation
213,000	3.500%, 1/15/2021	215,354
	Deutsche Bank AG
426,000	4.250%, 10/14/2021[e]	436,551
	Discover Bank
68,000	8.700%, 11/18/2019	77,231
	Discover Financial Services
150,000	6.450%, 6/12/2017	151,267
	Duke Realty, LP
155,000	4.375%, 6/15/2022	164,739
	Fifth Third Bancorp
575,000	4.900%, 9/30/2019[h]	563,500
	Goldman Sachs Group, Inc.
144,000	2.625%, 1/31/2019	145,613
460,000	7.500%, 2/15/2019	504,794
250,000	2.000%, 4/25/2019	249,518
213,000	2.600%, 12/27/2020	213,010
284,000	5.250%, 7/27/2021	311,494
220,000	2.209%, 11/15/2021[d]	222,522
284,000	3.000%, 4/26/2022	284,285
440,000	5.300%, 11/10/2026[h]	448,250
	Goldman Sachs Group, Inc., Convertible
3,800,000	0.500%, 9/24/2022	4,463,594

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Financials (8.4%) - continued
	Guardian Life Global Funding
$250,000	2.000%, 4/26/2021[e]	$244,231
	Hartford Financial Services Group, Inc.
185,000	6.000%, 1/15/2019	197,813
	HCP, Inc.
107,000	3.750%, 2/1/2019	109,691
	Health Care REIT, Inc.
186,000	4.700%, 9/15/2017	188,444
	Hospitality Properties Trust
95,000	4.250%, 2/15/2021	98,700
	HSBC Holdings plc
284,000	6.875%, 6/1/2021[h]	302,460
290,000	2.499%, 1/5/2022[d]	298,173
	Huntington Bancshares, Inc.
185,000	3.150%, 3/14/2021	188,182
	Icahn Enterprises, LP
550,000	6.000%, 8/1/2020	566,500
415,000	6.750%, 2/1/2024[e]	427,969
	ILFC E-Capital Trust II
1,525,000	4.910%, 12/21/2065[d,e]	1,433,500
	ING Capital Funding Trust III
150,000	4.747%, 6/30/2017[d,h]	149,718
	ING Groep NV
1,000,000	6.875%, 4/16/2022[h]	1,035,000
	International Lease Finance Corporation
284,000	4.625%, 4/15/2021	299,440
284,000	5.875%, 8/15/2022	315,925
	Intesa Sanpaolo SPA
70,000	3.875%, 1/16/2018	70,945
	J.P. Morgan Chase & Company
128,000	7.900%, 4/30/2018[h]	132,640
144,000	6.300%, 4/23/2019	156,437
40,000	2.250%, 1/23/2020	40,127
255,000	4.950%, 3/25/2020	274,900
290,000	2.295%, 8/15/2021	286,959
205,000	2.700%, 5/18/2023	200,506
289,000	2.273%, 10/24/2023[d]	295,627
	J.P. Morgan Chase Bank NA
250,000	1.746%, 9/23/2019[d]	251,365
	J.P. Morgan Chase Capital XXIII
350,000	2.039%, 5/15/2047[d]	302,312
	KeyBank NA
250,000	1.600%, 8/22/2019	247,295
	Liberty Mutual Group, Inc.
975,000	10.750%, 6/15/2058*	1,491,750
42,000	5.000%, 6/1/2021[e]	45,610
	Lincoln National Corporation
250,000	6.250%, 2/15/2020	275,518
	Lloyds Banking Group plc
285,000	3.000%, 1/11/2022	283,340
1,200,000	6.413%, 10/1/2035[e,h]	1,293,000
	Macquarie Bank, Ltd.
250,000	6.125%, 3/8/2027[e,h]	251,250
	MetLife Capital Trust IV
1,422,000	7.875%, 12/15/2037[e]	1,749,060
	MetLife, Inc.
125,000	9.250%, 4/8/2038[e]	172,656
	MGIC Investment Corporation, Convertible
500,000	9.000%, 4/1/2063[e]	645,000
75,000	2.000%, 4/1/2020	109,266
	Mitsubishi UFJ Financial Group, Inc.
250,000	2.180%, 9/13/2021[d]	252,383

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Financials (8.4%) - continued
$142,000	2.998%, 2/22/2022	$143,289
	Mizuho Financial Group, Inc.
250,000	2.260%, 9/13/2021[d]	252,361
	Morgan Stanley
50,000	2.177%, 1/27/2020[d]	50,864
290,000	2.800%, 6/16/2020	293,481
250,000	2.500%, 4/21/2021	248,626
287,000	2.210%, 1/20/2022[d]	289,815
110,000	4.875%, 11/1/2022	118,922
335,000	2.443%, 10/24/2023[d]	342,109
	MPT Operating Partnership, LP
850,000	5.500%, 5/1/2024	864,875
	National City Corporation
136,000	6.875%, 5/15/2019	149,353
	National Westminster Bank plc
1,860,000	1.313%, 5/3/2017[d,h]	1,497,302
	New York Life Global Funding
90,000	1.550%, 11/2/2018[e]	89,842
	Nomura Holdings, Inc.
141,000	2.750%, 3/19/2019	142,470
	Park Aerospace Holdings, Ltd.
1,435,000	5.500%, 2/15/2024[e]	1,492,400
	Prudential Financial, Inc.
1,225,000	5.625%, 6/15/2043	1,312,588
	Quicken Loans, Inc.
1,480,000	5.750%, 5/1/2025[e]	1,454,100
	Realty Income Corporation
200,000	5.750%, 1/15/2021	220,151
	Regions Bank
43,000	7.500%, 5/15/2018	45,526
	Regions Financial Corporation
115,000	3.200%, 2/8/2021	116,936
	Royal Bank of Canada
284,000	2.125%, 3/2/2020	284,091
	Royal Bank of Scotland Group plc
930,000	7.640%, 9/30/2017[h]	867,225
540,000	7.500%, 8/10/2020[h]	532,575
385,000	7.648%, 9/30/2031[h]	454,300
	Santander Uk Group Holdings plc
290,000	2.875%, 8/5/2021	286,226
	Santander UK plc
110,000	3.050%, 8/23/2018	111,756
	Simon Property Group, LP
95,000	2.500%, 9/1/2020	95,853
145,000	2.500%, 7/15/2021	144,510
	Societe Generale SA
1,240,000	8.250%, 11/29/2018[h]	1,297,238
1,200,000	8.000%, 9/29/2025[e,h]	1,227,000
	Standard Chartered plc
290,000	2.182%, 8/19/2019[d,e]	292,067
1,140,000	2.549%, 1/30/2027[d,e,h]	951,900
	State Street Capital Trust IV
1,655,000	2.131%, 6/15/2037[d]	1,450,194
	State Street Corporation
95,000	1.952%, 8/18/2020[d]	96,806
	Sumitomo Mitsui Financial Group, Inc.
285,000	2.786%, 3/9/2021[d]	294,160
	Sumitomo Mitsui Trust Bank, Ltd.
250,000	2.050%, 3/6/2019[e]	249,614
	SunTrust Banks, Inc.
120,000	2.900%, 3/3/2021	121,434
	Synchrony Financial
35,000	2.265%, 2/3/2020[d]	35,232
156,000	3.750%, 8/15/2021	160,720

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Financials (8.4%) - continued
	Toronto-Dominion Bank
$95,000	1.881%, 1/22/2019[d]	$95,998
90,000	2.051%, 12/14/2020[d]	91,409
	UBS Group Funding Switzerland AG
284,000	3.491%, 5/23/2023[e]	285,799
	UnitedHealth Group, Inc.
95,000	3.350%, 7/15/2022	98,278
	USB Realty Corporation
1,240,000	2.169%, 1/15/2022[d,e,h]	1,054,000
	Ventas Realty, LP
213,000	3.100%, 1/15/2023	211,588
	Voya Financial, Inc.
204,000	2.900%, 2/15/2018	205,849
	Wells Fargo & Company
50,000	1.719%, 1/30/2020[d]	50,211
290,000	2.150%, 1/30/2020	290,581
280,000	2.100%, 7/26/2021	274,451
287,000	2.153%, 1/24/2023[d]	290,206
335,000	2.269%, 10/31/2023[d]	341,145
	Welltower, Inc.
213,000	4.950%, 1/15/2021	228,425
	Westpac Banking Corporation
375,000	1.902%, 8/19/2021[d]	377,747

	Total	65,353,688

Foreign Government (3.5%)
	Argentina Government International Bond
297,000	6.875%, 1/26/2027[e]	300,564
	Brazil Government International Bond
505,000	4.875%, 1/22/2021	531,513
763,000	2.625%, 1/5/2023	707,682
480,000	6.000%, 4/7/2026	521,760
415,000	7.125%, 1/20/2037	471,025
498,000	5.000%, 1/27/2045	443,220
345,000	5.625%, 2/21/2047	334,650
	Colombia Government International Bond
415,000	4.375%, 7/12/2021	439,900
323,000	2.625%, 3/15/2023	310,484
400,000	4.000%, 2/26/2024	411,600
140,000	7.375%, 9/18/2037	178,640
418,000	5.625%, 2/26/2044	454,575
498,000	5.000%, 6/15/2045	499,494
	Croatia Government International Bond
83,000	6.750%, 11/5/2019[e]	90,371
443,000	6.625%, 7/14/2020[e]	486,192
220,000	6.000%, 1/26/2024[e]	243,644
	Hungary Government International Bond
640,000	5.750%, 11/22/2023	723,200
598,000	5.375%, 3/25/2024	665,537
	Indonesia Government International Bond
475,000	4.875%, 5/5/2021[e]	507,577
415,000	3.375%, 4/15/2023[e]	414,470
474,000	5.875%, 1/15/2024[e]	537,521
289,000	4.125%, 1/15/2025[e]	296,381
312,000	4.750%, 1/8/2026[e]	332,231
370,000	8.500%, 10/12/2035[e]	534,101
830,000	5.125%, 1/15/2045[e]	879,568

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Foreign Government (3.5%) - continued
	Mexico Government International Bond
$80,000	5.750%, 10/12/2110	$79,600
516,000	4.000%, 10/2/2023	531,480
514,000	3.600%, 1/30/2025	512,715
478,000	4.125%, 1/21/2026	491,384
225,000	4.150%, 3/28/2027	228,937
149,000	6.750%, 9/27/2034	186,015
166,000	6.050%, 1/11/2040	189,655
448,000	4.750%, 3/8/2044	435,680
292,000	5.550%, 1/21/2045	315,360
252,000	4.600%, 1/23/2046	241,290
240,000	4.350%, 1/15/2047	220,800
	Panama Government International Bond
249,000	4.000%, 9/22/2024	259,894
308,000	3.750%, 3/16/2025	314,545
303,000	6.700%, 1/26/2036	381,780
	Peru Government International Bond
145,000	5.625%, 11/18/2050	172,731
169,000	4.125%, 8/25/2027	181,675
390,000	8.750%, 11/21/2033	589,875
	Philippines Government International Bond
592,000	4.000%, 1/15/2021	629,293
315,000	7.750%, 1/14/2031	448,850
180,000	6.375%, 10/23/2034	239,052
144,000	5.000%, 1/13/2037	167,875
288,000	3.950%, 1/20/2040	296,092
	Romania Government International Bond
314,000	4.375%, 8/22/2023[e]	331,270
164,000	4.875%, 1/22/2024[e]	177,940
74,000	6.125%, 1/22/2044[e]	90,916
	Russia Government International Bond
260,000	3.500%, 1/16/2019[e]	266,890
1,200,000	5.000%, 4/29/2020[e]	1,280,314
432,000	4.875%, 9/16/2023[e]	463,000
200,000	4.750%, 5/27/2026[e]	208,500
328,250	7.500%, 3/31/2030[e]	394,772
440,000	5.625%, 4/4/2042[e]	483,472
	South Africa Government International Bond
25,000	5.500%, 3/9/2020	26,594
340,000	5.875%, 5/30/2022	370,877
210,000	4.875%, 4/14/2026	210,945
444,000	4.300%, 10/12/2028	416,735
	Turkey Government International Bond
162,000	7.500%, 11/7/2019	177,390
504,000	7.000%, 6/5/2020	549,930
615,000	5.125%, 3/25/2022	625,747
260,000	6.250%, 9/26/2022	277,628
426,000	5.750%, 3/22/2024	441,958
640,000	4.250%, 4/14/2026	592,640
300,000	4.875%, 10/9/2026	288,695
478,000	6.875%, 3/17/2036	517,951
296,000	4.875%, 4/16/2043	253,811
441,000	6.625%, 2/17/2045	469,683

	Total	27,348,136

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Mortgage-Backed Securities (5.5%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
$4,500,000	3.000%, 4/1/2032[c]	$4,614,218
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
5,400,000	4.000%, 4/1/2047[c]	5,664,516
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
11,500,000	3.000%, 4/1/2047[c]	11,404,766
11,200,000	3.500%, 4/1/2047[c]	11,457,251
9,200,000	4.000%, 4/1/2047[c]	9,649,937

	Total	42,790,688

Technology (1.7%)
	Alliance Data Systems Corporation
650,000	5.375%, 8/1/2022[e]	654,875
	Automatic Data Processing, Inc.
95,000	2.250%, 9/15/2020	96,078
	Broadcom Corporation
287,000	2.375%, 1/15/2020[e]	286,934
	CommScope Technologies Finance, LLC
905,000	6.000%, 6/15/2025[e]	947,987
	Cypress Semiconductor Corporation, Convertible
600,000	4.500%, 1/15/2022[e]	732,375
	Diamond 1 Finance Corporation
120,000	3.480%, 6/1/2019[e]	123,019
284,000	5.450%, 6/15/2023[e]	306,381
	Equinix, Inc.
950,000	5.750%, 1/1/2025	1,004,625
	Fidelity National Information Services, Inc.
90,000	3.625%, 10/15/2020	93,513
375,000	2.250%, 8/15/2021	367,190
	First Data Corporation
850,000	5.375%, 8/15/2023[e]	885,063
	Hewlett Packard Enterprise Company
365,000	3.600%, 10/15/2020	375,111
	Intel Corporation
205,000	1.700%, 5/19/2021	200,671
95,000	3.100%, 7/29/2022	97,626
	Intel Corporation, Convertible
800,000	3.479%, 12/15/2035[f]	1,089,000
	Microchip Technology, Inc., Convertible
700,000	1.625%, 2/15/2027[e]	709,188
	Micron Technology, Inc., Convertible
425,000	2.375%, 5/1/2032	1,286,688
600,000	3.000%, 11/15/2043	672,375
	Microsoft Corporation
284,000	2.400%, 2/6/2022	285,675
	NXP BV
755,000	3.875%, 9/1/2022[e]	771,988
	NXP Semiconductors NV, Convertible
780,000	1.000%, 12/1/2019	902,850
	Oracle Corporation
95,000	2.500%, 5/15/2022	94,725
	Sensata Technologies BV
1,200,000	4.875%, 10/15/2023[e]	1,202,244

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Technology (1.7%) - continued
	Texas Instruments, Inc.
$95,000	1.750%, 5/1/2020	$94,258

	Total	13,280,439

Transportation (0.4%)
	American Airlines Pass Through Trust
103,520	4.950%, 1/15/2023	110,107
	Avis Budget Car Rental, LLC
1,415,000	5.125%, 6/1/2022[e]	1,366,395
	Delta Air Lines, Inc.
69,696	4.950%, 5/23/2019	72,745
213,000	2.875%, 3/13/2020	214,738
	J.B. Hunt Transport Services, Inc.
95,000	3.300%, 8/15/2022	96,524
	Korea Expressway Corporation
200,000	1.625%, 4/28/2017[e]	199,982
	Trinity Industries, Inc., Convertible
321,000	3.875%, 6/1/2036	389,814
	United Airlines Pass Through Trust
90,000	3.700%, 12/1/2022	91,350
	XPO Logistics, Inc.
850,000	6.500%, 6/15/2022[e]	892,500

	Total	3,434,155

Utilities (1.1%)
	Alabama Power Company
142,000	2.450%, 3/30/2022	140,521
	Ameren Corporation
90,000	2.700%, 11/15/2020	90,801
	Calpine Corporation
870,000	6.000%, 1/15/2022[e]	906,975
1,080,000	5.375%, 1/15/2023	1,093,500
	Consolidated Edison, Inc.
142,000	2.000%, 3/15/2020	141,821
	Dominion Resources, Inc.
275,000	1.600%, 8/15/2019	271,533
	Dynegy, Inc.
1,200,000	7.375%, 11/1/2022	1,191,000
	Edison International
142,000	2.125%, 4/15/2020	142,146
	Electricite de France SA
540,000	5.250%, 1/29/2023[e,h]	531,900
	Emera U.S. Finance, LP
150,000	2.150%, 6/15/2019	149,941
	Energy Transfer Partners, LP
220,000	4.150%, 10/1/2020	228,420
	Exelon Generation Company, LLC
144,000	5.200%, 10/1/2019	154,036
213,000	2.950%, 1/15/2020	215,905
	Fortis, Inc.
250,000	2.100%, 10/4/2021[e]	242,209
	Great Plains Energy, Inc.
213,000	2.500%, 3/9/2020	214,189
	NextEra Energy Capital Holdings, Inc.
120,000	2.300%, 4/1/2019	120,722
	NiSource Finance Corporation
295,000	5.450%, 9/15/2020	322,995
	NRG Energy, Inc.
610,000	6.625%, 3/15/2023	624,106
	PPL Capital Funding, Inc.
350,000	3.500%, 12/1/2022	357,910
	PSEG Power, LLC
60,000	3.000%, 6/15/2021	60,453
	Southern Company
255,000	1.850%, 7/1/2019	253,590

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Utilities (1.1%) - continued
	TransCanada Trust
$725,000	5.875%, 8/15/2076	$764,875
	Williams Partners, LP
275,000	5.250%, 3/15/2020	295,850
	Xcel Energy, Inc.
95,000	1.200%, 6/1/2017	94,933

	Total	8,610,331

	Total Long-Term Fixed Income (cost $386,293,704)	394,681,372

Shares	Common Stock (27.8%)	Value
Consumer Discretionary (3.9%)
5,470	Amazon.com, Inc.[k]	4,849,374
42,510	American Axle & Manufacturing Holdings, Inc.[k]	798,338
11,390	Aramark	419,949
11,147	Aryzta AGk	357,918
8,400	Bandai Namco Holdings, Inc.	251,796
3,540	Bellway plc	119,945
11,640	Berkeley Group Holdings plc	468,038
19,400	Bridgestone Corporation	787,507
5,807	Bunzl plc	168,783
7,660	Burlington Stores, Inc.[k]	745,241
1,000	Cie Generale des Etablissements Michelin	121,518
7,900	Citizen Watch Company, Ltd.	50,657
72,824	Comcast Corporation	2,737,454
42,500	ComfortDelGro Corporation, Ltd	77,794
16,200	Denso Corporation	714,778
24,712	Eutelsat Communications	550,771
17,200	Fuji Heavy Industries, Ltd.	630,867
11,310	General Motors Company	399,922
39,200	Honda Motor Company, Ltd.	1,183,411
22,200	Inchcape plc	234,054
1,777	Ipsos SA	55,165
192,000	Li & Fung, Ltd.	83,297
1,097	LVMH Moet Hennessy Louis Vuitton SE	241,113
20,464	Marks and Spencer Group plc	86,437
11,380	Newell Brands, Inc.	536,795
1,875	Nexity SA	92,182
3,152	Next plc	170,513
50,460	NIKE, Inc.	2,812,136
6,300	Nikon Corporation	91,551
12,440	Norwegian Cruise Line Holdings, Ltd.[k]	631,081
690	Priceline Group, Inc.[k]	1,228,179
865	Publicis Groupe SA	60,395
9,689	RHk	448,213
800	RTL Group SA	64,368
5,761	SES SA	133,938
19,800	Singapore Press Holdings, Ltd.	50,245
32,596	Starbucks Corporation	1,903,280
16,900	Sumitomo Forestry Company, Ltd.	257,589
14,100	Sumitomo Rubber Industries, Ltd.	240,575
700	Swatch Group AG	48,745
34,250	Time, Inc.	662,738
20,320	Toll Brothers, Inc.[k]	733,755
3,400	Toyoda Gosei Company, Ltd.	86,717
9,540	Tractor Supply Company	657,974
5,200	TV Asahi Holdings Corporation	98,530
22,550	Walt Disney Company	2,556,945
12,583	Wolters Kluwer NV	522,226

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (27.8%)	Value
Consumer Discretionary (3.9%) - continued
5,600	Yokohama Rubber Company, Ltd.	$109,754

	Total	30,332,551

Consumer Staples (1.5%)
23,110	AdvancePierre Foods Holdings, Inc.	720,339
8,600	Axfood AB	129,144
48,371	Coca-Cola Amatil, Ltd.	399,911
12,950	Coca-Cola HBC AG	334,318
3,168	Ebro Foods SA	64,012
1,746	Henkel AG & Company KGaA	194,170
23,404	Imperial Brands plc	1,134,241
1,200	Kesko Oyj	57,210
7,200	Kewpie Corporation	204,696
4,100	Kirin Holdings Company, Ltd.	77,557
50,263	Koninklijke Ahold Delhaize NV	1,074,115
9	Lindt & Spruengli AG	50,997
2,205	Nestle SA	169,237
38,840	Philip Morris International, Inc.	4,385,036
2,200	Seven & I Holdings Company, Ltd.	86,424
3,700	Suedzucker AG	92,725
15,390	Tate & Lyle plc	147,476
26	Unilever NV	1,292
16,360	Walgreens Boots Alliance, Inc.	1,358,698
29,990	Whole Foods Market, Inc.	891,303

	Total	11,572,901

Energy (1.8%)
4,334	Arch Coal, Inc.[k]	298,786
371,414	BP plc[l]	2,137,898
13,300	Concho Resources, Inc.[k]	1,706,922
9,305	Contura Energy, Inc.[k]	617,852
7,841	Crescent Point Energy Corporation	84,728
31,520	Devon Energy Corporation	1,315,014
27,126	Ensco plc	242,778
28,420	Halliburton Company	1,398,548
41,483	John Wood Group plc	396,291
14,870	OMV AG	586,018
44,436	Petrofac, Ltd.	513,294
10,570	Pioneer Natural Resources Company	1,968,451
11,980	Royal Dutch Shell plc	315,415
3,635	Royal Dutch Shell plc, Class A	95,812
28,631	Royal Dutch Shell plc, Class B	787,048
30,515	Snam SPA	131,884
7,637	Statoil ASA	131,269
12,023	Total SAc	607,926
8,010	U.S. Silica Holdings, Inc.	384,400
41,930	WPX Energy, Inc.[k]	561,443

	Total	14,281,777

Financials (4.8%)
2,970	Affiliated Managers Group, Inc.	486,902
300,000	Apollo Investment Corporation	1,968,000
183,600	Ares Capital Corporation	3,190,968
8,440	ASX, Ltd.	325,491
27,333	Australia & New Zealand Banking Group, Ltd.	663,664
129,538	Bank of America Corporation	3,055,801
103	Bank of East Asia, Ltd.	426
15,433	Bank of Nova Scotia	902,874
12,170	Bank of the Ozarks, Inc.	632,962
113,333	Bankia, SA	129,007
36,540	Barclays plc	103,144
2,768	Canadian Imperial Bank of Commerce[l]	238,678
13,000	Chiba Bank, Ltd.	83,651
7,248	CI Financial Corporation	144,050

Shares	Common Stock (27.8%)	Value
Financials (4.8%) - continued
24,694	CNP Assurances	$502,165
8,599	Danske Bank AS	293,191
64,761	Direct Line Insurance Group plc	281,764
35,660	Encore Capital Group, Inc.[k]	1,098,328
7,200	Erste Group Bank AG	234,446
80,106	FlexiGroup, Ltd.	141,368
114,000	Fukuoka Financial Group, Inc.	495,185
5,531	Genworth MI Canada, Inc.[l]	152,931
14,650	Goldman Sachs Group, Inc.	3,365,398
180,000	Golub Capital BDC, Inc.	3,578,400
5,172	Hannover Rueckversicherung SE	595,980
74,200	Henderson Group plc	216,635
153,497	HSBC Holdings plc	1,252,049
9,303	ING Groep NV	140,515
3,023	Intact Financial Corporation	214,998
19,810	Intercontinental Exchange, Inc.	1,186,025
42,090	KeyCorp	748,360
3,372	Macquarie Group, Ltd.	232,320
160,119	Mapfre SA	548,426
8,760	Meta Financial Group, Inc.	775,260
4,356	MGIC Investment Corporation[k]	44,126
17,400	Mitsubishi UFJ Financial Group, Inc.	109,605
190,000	Mizuho Financial Group, Inc.	348,760
2,900	MS and AD Insurance Group Holdings, Inc.	92,628
586	Muenchener Rueckversicherungs- Gesellschaft AG	114,711
14,275	National Bank of Canada	599,403
3,280	New Residential Investment Corporation	55,694
22,026	Nordea Bank AB	251,291
3,196	Pargesa Holding SA	225,893
30,062	Poste Italiane SPA[e]	200,239
9,797	Power Corporation of Canada	230,145
34,300	Resona Holdings, Inc.	184,393
37,900	Senshu Ikeda Holdings, Inc.	156,778
6,110	Societe Generale	309,566
11,200	Sumitomo Mitsui Trust Holdings, Inc.	388,101
8,800	Swiss Re AG	790,382
60,770	Synchrony Financial	2,084,411
15,500	T&D Holdings, Inc.	224,667
16,330	TD Ameritrade Holding Corporation	634,584
2,002	TMX Group, Ltd.	101,481
40,656	UnipolSai Assicurazioni SPA	89,806
22,445	Westpac Banking Corporation	600,008
14,910	XL Group, Ltd.	594,313
14,780	Zions Bancorporation	620,760
503	Zurich Insurance Group AG	134,231

	Total	37,165,338

Health Care (2.6%)
17,500	Acadia Healthcare Company, Inc.[k]	763,000
7,820	Allergan plc	1,868,354
3,871	Ansell, Ltd.	71,172
5,935	Anthem, Inc.	981,530
3,600	Astellas Pharmaceutical, Inc.	47,480
37,900	Bristol-Myers Squibb Company	2,061,002
13,638	CAE, Inc.	208,388
22,590	Celgene Corporation[k]	2,810,874
6,760	CIGNA Corporation	990,272
1,937	Danaher Corporation	165,672
2,474	GlaxoSmithKline plc	51,442
17,870	Hologic, Inc.[k]	760,369
2,200	KYORIN Holdings, Inc.	46,547
667	Lonza Group AG	126,077
30,770	Medtronic plc	2,478,831

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (27.8%)	Value
Health Care (2.6%) - continued
41,100	Merck & Company, Inc.	$2,611,494
4,042	Merck KGaA	460,600
28,580	Novartis AG	2,122,281
12,472	Novo Nordisk AS	428,275
276	Roche Holding AG-Genusschein	70,583
4,290	Teleflex, Inc.	831,102
4,860	Waters Corporation[k]	759,667

	Total	20,715,012

Industrials (3.1%)
7,928	Abertis Infraestructuras SA	127,622
11,313	Adecco SA	803,273
31,000	Asahi Glass Company, Ltd.	251,521
40,715	Capita plc	287,961
48,770	CSX Corporation	2,270,243
13,780	Cummins, Inc.	2,083,536
8,000	Dai Nippon Printing Company, Ltd.	86,571
9,700	Delta Air Lines, Inc.	445,812
5,082	Deutsche Lufthansa AG	82,445
5,200	Equifax, Inc.	711,048
13,065	Finning International, Inc.	244,038
4,500	Fuji Machine Manufacturing Company, Ltd.	59,150
40,094	GWA Group, Ltd.	88,764
2,900	Hitachi Transport System, Ltd.	60,258
325	Hochtief AG	53,709
18,090	Illinois Tool Works, Inc.	2,396,382
4,700	Inaba Denki Sangyo Company, Ltd.	168,653
70,500	ITOCHU Corporation	1,003,663
37,660	Jacobs Engineering Group, Inc.	2,081,845
2,600	Jardine Matheson Holdings, Ltd.	167,050
16,800	KITZ Corporation	112,029
7,700	Komatsu, Ltd.	201,688
16,105	KONE Oyj	707,469
3,986	Koninklijke Boskalis Westminster NV	137,328
2,185	Loomis AB	69,090
10,700	Marubeni Corporation	66,093
12,300	Masonite International Corporation[k]	974,775
25,568	Meggitt plc	142,702
5,460	Middleby Corporation[k]	745,017
9,900	MIRAIT Holdings Corporation	97,132
22,900	Mitsubishi Electric Corporation	329,950
29,000	Mitsubishi Heavy Industries, Ltd.	116,689
8,000	Mitsuboshi Belting, Ltd.	74,368
9,828	Monadelphous Group, Ltd.	92,520
15,579	National Express Group plc	70,268
2,000	NIPPO Corporation	38,021
10,000	Nippon Express Company, Ltd.	51,473
13,800	Nitto Kogyo Corporation	190,895
10,930	Oshkosh Corporation	749,689
4,179	Philips Lighting NVe,k	119,524
2,605	Randstad Holding NV	150,173
5,968	RELX NV	110,716
15,396	Rolls-Royce Holdings plc[k]	145,447
12,690	Saia, Inc.[k]	562,167
6,200	Sanwa Holdings Corporation	58,195
1,029	Schindler Holding AG, Participation Certificate	199,046
6,845	Siemens AG	937,578
3,460	Skanska AB	81,432
36,420	SKF ABl	720,225
10,300	Smiths Group plc	209,280
36,900	Sojitz Corporation	92,727
1,471	Sulzer, Ltd.	153,875
10,800	Teijin, Ltd.	203,930
5,100	Toppan Forms Company, Ltd.	50,059

Shares	Common Stock (27.8%)	Value
Industrials (3.1%) - continued
9,107	Vinci SA	$723,177
7,000	WABCO Holdings, Inc.[k]	821,940
3,423	Wolseley plc	215,517
2,655	WSP Global, Inc.	93,774
10,939	YIT Oyj	73,949
2,100	Yuasa Trading Company, Ltd.	58,300

	Total	24,221,771

Information Technology (4.3%)
8,002	Advanced Micro Devices, Inc.[k]	116,429
3,270	Alliance Data Systems Corporation	814,230
2,780	Alphabet, Inc., Class Ak	2,356,884
1,457	Alphabet, Inc., Class Ck	1,208,669
41,270	Apple, Inc.	5,928,848
11,306	Cap Gemini SA	1,043,611
3,887	Capital Power Corporation	76,170
30,390	Ciena Corporation[k]	717,508
32,060	Cognizant Technology Solutions Corporation[k]	1,908,211
5,200	F5 Networks, Inc.[k]	741,364
19,980	Facebook, Inc.[k]	2,838,159
28,810	Finisar Corporation[k]	787,665
15,000	FUJIFILM Holdings NPV	587,968
22,330	Juniper Networks, Inc.	621,444
26,500	Konica Minolta Holdings, Inc.	237,694
7,300	NEC Networks & System Integration Corporation	141,387
19,690	New Relic, Inc.[k]	729,908
7,490	NVIDIA Corporation	815,886
46,410	PayPal Holdings, Inc.[k]	1,996,558
73,490	Pure Storage, Inc.[k]	722,407
2,400	Ryosan Company, Ltd.	72,348
16,200	Salesforce.com, Inc.[k]	1,336,338
3,640	Seagate Technology plc	167,185
2,010	SMA Solar Technology AG	50,784
1,992	Software AG	78,692
14,886	Telefonaktiebolaget LM Ericsson	99,384
1,100	Tokyo Electron, Ltd.	120,424
24,660	Twitter, Inc.[k]	368,667
19,890	Vantiv, Inc.[k]	1,275,347
33,280	Visa, Inc.	2,957,594
40,650	Xilinx, Inc.	2,353,229

	Total	33,270,992

Materials (1.3%)
3,600	Adeka Corporation	52,605
4,866	APERAM	242,612
1,940	Ashland Global Holdings, Inc.	240,191
66,412	BHP Billiton, Ltd.	1,207,780
9,626	BillerudKorsnas AB	155,108
39,036	BlueScope Steel, Ltd.	365,952
4,870	Crown Holdings, Inc.[k]	257,866
30,200	Daicel Corporation	364,680
6,080	Domtar Corporation	222,042
32,000	DOWA Holdings Company, Ltd.	230,233
1,760	Eagle Materials, Inc.	170,966
18,266	Evonik Industries AG	595,372
3,910	FMC Corporation	272,097
13,109	Granges AB	119,809
5,400	JSR Corporation	91,368
26,000	Kuraray Company, Ltd.	395,528
10,600	Kyoei Steel, Ltd.	190,021
29,400	Mitsubishi Chemical Holdings Corporation	228,260
2,400	Mitsubishi Materials Corporation	72,847
800	Nippon Shokubai Company, Ltd.	54,591

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (27.8%)	Value
Materials (1.3%) - continued
82,353	Norsk Hydro ASA	$479,931
8,703	Nufarm, Ltd.	64,485
50,000	Oji Holdings Corporation	234,492
22,158	Orora, Ltd.	50,098
4,050	Packaging Corporation of America	371,061
2,810	PPG Industries, Inc.	295,275
18,000	Rengo Company, Ltd.	104,264
2,501	Rio Tinto, Ltd.	115,477
6,361	Solvay SA	776,110
10,840	Steel Dynamics, Inc.	376,798
1,800	Sumitomo Seika Chemicals Company, Ltd.	76,764
8,200	Toagosei Company, Ltd.	93,758
38,917	UPM-Kymmene Oyj[l]	913,738
30,774	Verso Corporation[k]	184,644
2,800	Yamato Kogyo Company, Ltd.	72,439
17,115	Yara International ASA	659,231

	Total	10,398,493

Real Estate (3.8%)
2,750	Acadia Realty Trust	82,665
1,300	Agree Realty Corporation	62,348
10,568	Alexandria Real Estate Equities, Inc.	1,167,975
3,650	American Campus Communities, Inc.	173,704
5,800	American Homes 4 Rent	133,168
5,550	Apartment Investment & Management Company	246,142
6,000	Apple Hospitality REIT, Inc.	114,600
3,700	AvalonBay Communities, Inc.	679,320
2,869	Bluerock Residential Growth REIT, Inc.	35,317
6,532	Boston Properties, Inc.	864,902
4,700	Brandywine Realty Trust	76,281
40,320	Brixmor Property Group, Inc.	865,267
10,860	Camden Property Trust	873,796
77,200	CapitaLand Mall Trust	108,693
2,475	Care Capital Properties, Inc.	66,503
1,438	Chesapeake Lodging Trust	34,454
1,600	City Office REIT, Inc.	19,440
600	Colony Starwood Homes	20,370
1,400	Columbia Property Trust, Inc.	31,150
9,729	Cominar Real Estate Investment Trust	105,348
2,900	CoreCivic, Inc.	91,118
950	CoreSite Realty Corporation	85,548
2,800	Corporate Office Properties Trust	92,680
9,761	Cousins Properties, Inc.	80,723
7,550	Crown Castle International Corporation	713,097
6,000	CubeSmart	155,760
3,050	CyrusOne, Inc.	156,984
600	Daito Trust Construction Company, Ltd.	82,498
2,800	DCT Industrial Trust, Inc.	134,736
8,700	DDR Corporation	109,011
65,601	DEXUS Property Group	489,619
4,975	DiamondRock Hospitality Company	55,471
4,372	Digital Realty Trust, Inc.	465,137
3,600	Douglas Emmett, Inc.	138,240
42,880	Duke Realty Corporation	1,126,458
1,550	DuPont Fabros Technology, Inc.	76,865
486	EastGroup Properties, Inc.	35,736
1,600	Education Realty Trust, Inc.	65,360
1,010	Empire State Realty Trust, Inc.	20,846
1,779	EPR Properties	130,988
2,593	Equinix, Inc.	1,038,159

Shares	Common Stock (27.8%)	Value
Real Estate (3.8%) - continued
3,300	Equity Commonwealth[k]	$103,026
2,400	Equity Lifestyle Properties, Inc.	184,944
13,202	Equity Residential	821,428
2,000	Essex Property Trust, Inc.	463,060
3,850	Extra Space Storage, Inc.	286,402
1,600	Federal Realty Investment Trust	213,600
3,900	FelCor Lodging Trust, Inc.	29,289
3,950	First Industrial Realty Trust, Inc.	105,188
5,917	Forest City Realty Trust, Inc.	128,872
4,850	Gaming and Leisure Properties, Inc.	162,087
16,627	General Growth Properties, Inc.	385,414
2,300	GEO Group, Inc.	106,651
2,627	Gramercy Property Trust	69,090
17,797	H&R Real Estate Investment Trust	308,739
11,700	HCP, Inc.	365,976
3,500	Healthcare Realty Trust, Inc.	113,750
5,050	Healthcare Trust of America, Inc.	158,873
4,000	Highwoods Properties, Inc.	196,520
4,800	Hospitality Properties Trust	151,344
20,452	Host Hotels & Resorts, Inc.	381,634
4,450	Hudson Pacific Properties, Inc.	154,148
75,000	Hysan Development Company, Ltd.	340,264
3,800	Invitation Homes, Inc.[k]	82,954
6,100	Iron Mountain, Inc.	217,587
2,600	Kilroy Realty Corporation	187,408
13,800	Kimco Realty Corporation	304,842
900	Kite Realty Group Trust	19,350
1,870	Lamar Advertising Company	139,764
3,000	LaSalle Hotel Properties	86,850
4,000	Liberty Property Trust	154,200
1,264	Life Storage, Inc.	103,800
3,800	Macerich Company	244,720
2,350	Mack-Cali Realty Corporation	63,309
8,650	Medical Properties Trust, Inc.	111,499
2,966	Mid-America Apartment Communities, Inc.	301,761
2,000	National Health Investors, Inc.	145,260
5,200	National Retail Properties, Inc.	226,824
2,366	National Storage Affiliates Trust	56,547
109,976	New World Development Company, Ltd.	135,510
3,950	Omega Healthcare Investors, Inc.	130,311
3,400	Outfront Media, Inc.	90,270
2,830	Park Hotels & Resorts, Inc.	72,646
920	Parkway, Inc.	18,299
1,700	Pebblebrook Hotel Trust	49,657
8,050	Physicians Realty Trust	159,954
1,200	Piedmont Office Realty Trust, Inc.	25,656
21,182	Prologis, Inc.	1,098,922
5,522	Public Storage, Inc.	1,208,821
1,308	QTS Realty Trust, Inc.	63,765
2,480	Quality Care Properties, Inc.[k]	46,773
6,410	Realty Income Corporation	381,587
4,680	Regency Centers Corporation	310,705
2,850	Retail Opportunity Investments Corporation	59,936
4,800	Retail Properties of America, Inc.	69,216
4,381	RLJ Lodging Trust	102,997
800	Ryman Hospitality Properties	49,464
4,426	Senior Housing Property Trust	89,626
11,426	Simon Property Group, Inc.	1,965,615
2,700	SL Green Realty Corporation	287,874
20,600	Spirit Realty Capital, Inc.	208,678
1,200	STAG Industrial, Inc.	30,024
110,220	Stockland	390,846
5,831	Store Capital Corporation	139,244

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Common Stock (27.8%)	Value
Real Estate (3.8%) - continued
3,660	Summit Hotel Properties, Inc.	$58,487
1,950	Sun Communities, Inc.	156,643
5,000	Sun Hung Kai Properties, Ltd.	73,501
5,787	Sunstone Hotel Investors, Inc.	88,715
2,463	Tanger Factory Outlet Centers, Inc.	80,713
1,700	Taubman Centers, Inc.	112,234
6,850	UDR, Inc.	248,381
2,400	Urban Edge Properties	63,120
900	Urstadt Biddle Properties, Inc.	18,504
9,400	Ventas, Inc.	611,376
19,828	VEREIT, Inc.	168,340
7,070	Vornado Realty Trust	709,192
2,800	Washington Prime Group, Inc.	24,332
800	Washington REIT	25,024
3,200	Weingarten Realty Investors	106,848
9,480	Welltower, Inc.	671,374
11,000	Wheelock and Company, Ltd.	87,013
67,900	Wing Tai Holdings, Ltd.	91,473
1,700	WP Carey, Inc.	105,774
2,900	Xenia Hotels & Resorts, Inc.	49,503

	Total	29,520,394

Telecommunications Services (0.3%)
10,673	Elisa Oyj[l]	377,303
10,488	Freenet AG	340,922
38,695	Inmarsat plc	412,245
161,636	KCOM Group plc	182,262
4,800	Nippon Telegraph & Telephone Corporation	205,216
11,100	NTT DOCOMO, Inc.	259,210
212,949	PCCW, Ltd.	125,624
5,340	Proximus SA	167,340
20,826	TDC AS	107,260
15,900	Telefonica Deutschland Holding AG	78,829
10,214	Telenor ASA	169,914

	Total	2,426,125

Utilities (0.4%)
3,470	ATCO, Ltd.	134,928
196,417	Centrica plc	534,840
7,472	E.ON SE	59,403
132,369	Electricidade de Portugal SA	447,562
26,846	MDU Resources Group, Inc.	734,775
10,954	NorthWestern Corporation	643,000
120,000	Osaka Gas Company, Ltd.	457,558
45,884	Redes Energeticas Nacionais SGPS SA	137,925

	Total	3,149,991

	Total Common Stock (cost $197,021,596)	217,055,345

Shares	Registered Investment Companies (2.5%)	Value
Equity Funds/ETFs (1.5%)
418,500	Alerian MLP ETF	5,319,135
32,670	iShares Dow Jones US Home Construction Index Fund	1,044,787
11,929	iShares MSCI EAFE Index Fund	743,057
53,750	Materials Select Sector SPDR Fund	2,817,038
39,640	Utilities Select Sector SPDR Fund	2,033,928

	Total	11,957,945

Fixed Income Funds/ETFs (1.0%)
8,840	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,005,108

Shares	Registered Investment Companies (2.5%)	Value
Fixed Income Funds/ETFs (1.0%) - continued
17,400	iShares S&P U.S. Preferred Stock Index Fund	$673,380
81,755	Vanguard Short-Term Corporate Bond ETF	6,519,144

	Total	8,197,632

	Total Registered Investment Companies (cost $21,455,077)	20,155,577

Shares	Preferred Stock (2.4%)	Value
Consumer Staples (0.4%)
6,602	Bunge, Ltd., Convertible, 4.875%[h]	708,064
31,000	CHS, Inc., 6.750%[h]	867,690
48,800	CHS, Inc., 7.100%[h]	1,394,216
519	Henkel AG & Company KGaA, 1.470%	66,523

	Total	3,036,493

Energy (<0.1%)
6,912	Alpha Natural Resources, Inc., 0.000%[k]	136,512
6,912	ANR Holdings, Inc., 0.000%[k]	32,832

	Total	169,344

Financials (1.7%)
8,335	Agribank FCB, 6.875%[h]	891,845
54,977	Annaly Capital Management, Inc., 7.500%[h]	1,374,425
44,780	Citigroup, Inc. 6.875%[h]	1,268,617
35,980	Citigroup, Inc., 7.409%[d]	958,867
12,970	Cobank ACB, 6.250%[h]	1,358,608
10,250	Federal National Mortgage Association, 0.000%[h,k]	67,547
60,150	GMAC Capital Trust I, 6.824%[d]	1,529,615
40,200	Goldman Sachs Group, Inc., 5.500%[h]	1,078,164
11,380	Morgan Stanley, 6.875%[h]	320,916
32,100	Morgan Stanley, 7.125%[h]	935,073
24,500	PNC Financial Services Group, Inc., 6.125%[h]	695,065
39,100	U.S. Bancorp, 6.500%[h]	1,120,606
1,445	Wells Fargo & Company, Convertible, 7.500%[h]	1,791,800

	Total	13,391,148

Health Care (0.2%)
1,280	Allergan plc, Convertible, 5.500%	1,084,000

	Total	1,084,000

Real Estate (0.1%)
7,050	American Tower Corporation, Convertible, 5.500%	787,485

	Total	787,485

	Total Preferred Stock (cost $17,396,404)	18,468,470

Shares	Collateral Held for Securities Loaned (0.2%)	Value
1,850,421	Thrivent Cash Management Trust	1,850,421

	Total Collateral Held for Securities Loaned (cost $1,850,421)	1,850,421

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Shares or Principal Amount	Short-Term Investments (9.6%)[m]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.520%, 4/17/2017[n]	$99,973
100,000	0.690%, 4/26/2017[n]	99,956
1,100,000	0.760%, 5/3/2017[n]	1,099,331
600,000	0.755%, 5/5/2017[n]	599,611
100,000	0.770%, 5/26/2017[n]	99,892
100,000	0.785%, 6/23/2017[n]	99,831
	Thrivent Core Short-Term Reserve Fund
7,315,445	1.070%	73,154,451

	Total Short-Term Investments (cost $75,252,910)	75,253,045

	Total Investments (cost $802,863,860) 106.3%	$830,981,397

	Other Assets and Liabilities, Net (6.3%)	(49,282,401)

	Total Net Assets 100.0%	$781,698,996

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2017.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2017, the value of these investments was $89,699,821 or 11.5% of total net assets.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of March 31, 2017.
g	All or a portion of the security is insured or guaranteed.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
i	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
j	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
k	Non-income producing security.
l	All or a portion of the security is on loan.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Diversified Income Plus Fund as of March 31, 2017 was $25,281,462 or 3.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 31, 2017.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$666,047
Bayview Opportunity Master Fund Trust, 7/28/2034	3/19/2015	322,223
Citi Held For Asset Issuance, 8/15/2022	2/26/2016	953,539
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	1,255,715
Contura Energy, Inc., 8/1/2021	11/4/2013	427,896
Digicel, Ltd., 4/15/2021	6/9/2014	1,431,174
GCAT, LLC, 3/25/2047	3/22/2017	1,696,818
Liberty Mutual Group, Inc., 6/15/2058	1/12/2009	1,048,128
Mariner Finance Issuance Trust, 2/20/2029	2/16/2017	1,399,724
Marlette Funding Trust, 1/17/2023	7/20/2016	1,477,588
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	395,479

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Security	Acquisition Date	Cost
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	$1,080,429
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	1,999,997
Preston Ridge Partners Mortgage Trust, LLC, 9/27/2021	9/23/2016	1,123,068
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	1,447,241
Pretium Mortgage Credit Partners I, LLC, 7/27/2031	6/17/2016	1,400,379
Pretium Mortgage Credit Partners, LLC, 4/29/2031	3/31/2017	1,500,000
Pretium Mortgage Credit Partners, LLC, 11/27/2030	11/6/2015	1,473,246
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	728,633
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	451,911
US Residential Opportunity Fund Trust, 7/27/2036	7/20/2016	1,414,213
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	298,972
Vericrest Opportunity Loan Transferee, 10/25/2058	2/6/2015	1,052,533

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Fund as of March 31, 2017:

Securities Lending Transactions

Common Stock	$1,793,079

Total lending	$1,793,079
Gross amount payable upon return of collateral for securities loaned	$1,850,421

Net amounts due to counterparty	$57,342

Definitions:

ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$41,053,841
Gross unrealized depreciation	(12,936,304)

Net unrealized appreciation (depreciation)	$28,117,537
Cost for federal income tax purposes	$802,863,860

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	8,831,383	–	8,831,383	–
Capital Goods	4,995,229	–	4,995,229	–
Communications Services	33,138,586	–	32,486,612	651,974
Consumer Cyclical	12,918,740	–	11,956,140	962,600
Consumer Non-Cyclical	18,131,069	–	17,608,821	522,248
Energy	4,243,987	–	4,243,987	–
Financials	6,549,788	–	6,549,788	–
Technology	10,691,649	–	10,691,649	–
Transportation	1,811,581	–	1,811,581	–
Utilities	2,205,155	–	2,205,155	–
Long-Term Fixed Income
Asset-Backed Securities	31,829,413	–	31,829,413	–
Basic Materials	6,369,739	–	6,369,739	–
Capital Goods	13,288,128	–	13,288,128	–
Collateralized Mortgage Obligations	94,403,389	–	91,205,939	3,197,450
Commercial Mortgage-Backed Securities	1,667,091	–	1,667,091	–
Communications Services	25,491,869	–	25,491,869	–
Consumer Cyclical	18,991,974	–	18,991,974	–
Consumer Non-Cyclical	21,095,305	–	21,095,305	–
Energy	20,727,027	–	20,727,027	–
Financials	65,353,688	–	60,890,094	4,463,594
Foreign Government	27,348,136	–	27,348,136	–
Mortgage-Backed Securities	42,790,688	–	42,790,688	–
Technology	13,280,439	–	13,280,439	–
Transportation	3,434,155	–	3,434,155	–
Utilities	8,610,331	–	8,610,331	–
Common Stock
Consumer Discretionary	30,332,551	22,121,374	8,211,177	–
Consumer Staples	11,572,901	7,355,376	4,217,525	–
Energy	14,281,777	8,494,194	5,787,583	–
Financials	37,165,338	24,120,292	13,045,046	–
Health Care	20,715,012	17,082,167	3,632,845	–
Industrials	24,221,771	13,842,454	10,379,317	–
Information Technology	33,270,992	30,762,530	2,508,462	–
Materials	10,398,493	2,390,940	8,007,553	–
Real Estate	29,520,394	27,306,890	2,213,504	–
Telecommunications Services	2,426,125	–	2,426,125	–
Utilities	3,149,991	1,377,775	1,772,216	–
Registered Investment Companies
Fixed Income Funds/ETFs	8,197,632	8,197,632	–	–
Equity Funds/ETFs	11,957,945	11,957,945	–	–
Preferred Stock
Consumer Staples	3,036,493	2,969,970	66,523	–
Energy	169,344	–	169,344	–
Financials	13,391,148	11,140,695	2,250,453	–
Health Care	1,084,000	1,084,000	–	–
Real Estate	787,485	787,485	–	–
Short-Term Investments	2,098,594	–	2,098,594	–
Subtotal Investments in Securities	$755,976,525	$190,991,719	$555,186,940	$9,797,866

Other Investments *	Total
Short-Term Investments	73,154,451
Collateral Held for Securities Loaned	1,850,421
Subtotal Other Investments	$75,004,872
Total Investments at Value	$830,981,397

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	209,969	209,969	–	–

Total Asset Derivatives	$209,969	$209,969	$–	$–

Liability Derivatives
Futures Contracts	28,640	28,640	–	–

Total Liability Derivatives	$28,640	$28,640	$–	$–

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Diversified Income Plus Fund’s futures contracts held as of March 31, 2017. Investments and/or cash totaling $2,098,595 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
CBOT 10-Yr. U.S. Treasury Note	18	June 2017	$2,212,651	$2,242,124	$29,473
CBOT 2-Yr. U.S. Treasury Note	(58)	July 2017	(12,553,198)	(12,554,281)	(1,083)
CBOT 5-Yr. U.S. Treasury Note	250	July 2017	29,444,135	29,431,640	(12,495)
CBOT U.S. Long Bond	55	June 2017	8,168,695	8,296,407	127,712
CME E-mini S&P 500 Index	38	June 2017	4,497,542	4,482,480	(15,062)
CME S&P 500 Index	(55)	June 2017	(32,491,022)	(32,439,000)	52,022
CME Ultra Long Term U.S. Treasury Bond	1	June 2017	159,863	160,625	762
Total Futures Contracts					$181,329

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned January 1, 2017 - March 31, 2017
Cash Management Trust-Collateral Investment	$222,600	$5,864,611	$4,236,790	1,850,421	$1,850,421	$7,250
Core Short-Term Reserve	67,272,626	93,096,645	87,214,820	7,315,445	73,154,451	181,520
Total Value and Income Earned	$67,495,226				$75,004,872	$188,770

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Bank Loans (11.5%)[a]	Value
Basic Materials (1.5%)
	Arch Coal, Inc., Term Loan
$80,000	5.000%, 2/28/2024[b,c]	$79,825
	Chemours Company, Term Loan
85,000	0.000%, 5/12/2022[b,c]	85,425
	Contura Energy, Inc., Term Loan
125,000	6.000%, 2/23/2024	123,437

	Total	288,687

Capital Goods (1.6%)
	Cortes NP Intermediate Holding II Corporation, Term Loan
125,000	5.030%, 11/30/2023	126,173
	Sterigenics-Nordion Holdings, LLC, Term Loan
180,000	0.000%, 5/15/2022[b,c]	180,000

	Total	306,173

Communications Services (2.9%)
	Altice Financing SA, Term Loan
90,000	0.000%, 6/22/2025[b,c]	90,000
	Altice US Finance I Corporation, Term Loan
125,000	0.000%, 7/14/2025[b,c]	124,805
	CBS Radio, Inc., Term Loan
125,000	0.000%, 3/2/2024[b,c]	125,625
	CSC Holdings, LLC, Term Loan
125,000	0.000%, 7/15/2025[b,c]	124,812
	Hargray Merger Subsidiary Corporation, Term Loan
35,000	0.000%, 6/24/2024[b,c]	35,055
	SFR Group SA, Term Loan
80,000	0.000%, 3/22/2025[b,c]	79,675

	Total	579,972

Consumer Cyclical (1.9%)
	Amaya Holdings BV, Term Loan
124,563	0.000%, 8/1/2021[b,c]	124,771
	Boyd Gaming Corporation, Term Loan
125,000	0.000%, 9/15/2023[b,c]	125,605
	Eldorado Resorts, Inc., Term Loan
125,000	0.000%, 3/16/2024[b,c]	124,687

	Total	375,063

Consumer Non-Cyclical (0.9%)
	CHS/Community Health Systems, Inc., Term Loan
62,500	0.000%, 1/27/2021[b,c]	61,610
	Valeant Pharmaceuticals International, Inc., Term Loan
123,437	0.000%, 4/1/2022[b,c]	123,710

	Total	185,320

Financials (1.2%)
	Colorado Buyer, Inc., Term Loan
60,000	0.000%, 3/15/2024[b,c]	60,300
65,000	0.000%, 3/15/2025[b,c]	65,244
	Gartner, Inc., Term Loan
110,000	0.000%, 3/16/2024[b,c]	110,825

	Total	236,369

Technology (0.9%)
	ON Semiconductor Corporation, Term Loan
49,293	0.000%, 3/31/2023[b,c]	49,488

Principal Amount	Bank Loans (11.5%)[a]	Value
Technology (0.9%) - continued
	Western Digital Corporation, Term Loan
$124,688	3.732%, 4/29/2023	$125,294

	Total	174,782

Transportation (0.6%)
	XPO Logistics, Inc., Term Loan
125,000	3.108%, 11/1/2021	125,292

	Total	125,292

	Total Bank Loans (cost $2,266,171)	2,271,658

Shares	Registered Investment Companies (45.1%)	Value
Equity Funds/ETFs (6.4%)
15,000	Alerian MLP ETF	190,650
6,100	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	78,629
4,200	BlackRock Enhanced Capital & Income Fund, Inc.	60,144
11,925	BlackRock Enhanced Equity Dividend Trust	101,959
13,900	BlackRock International Growth & Income Trust	80,481
11,500	BlackRock Resources & Commodities Strategy Trust	98,900
4,400	Eaton Vance Enhanced Equity Income Fund II	59,444
11,500	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	97,980
3,800	John Hancock Premium Dividend Fund	60,458
2,450	John Hancock Tax-Advantaged Dividend Income Fund	60,343
10,000	Neuberger Berman MLP Income Fund, Inc.	101,300
7,500	Nuveen S&P 500 Buy-Write Income Fund	99,375
5,200	Vaneck Vectors BDC Income ETF	100,204
11,050	Voya Global Equity Dividend & Premium Opportunity Fund	81,107

	Total	1,270,974

Fixed Income Funds/ETFs (38.7%)
6,225	AllianceBernstein Global High Income Fund, Inc.	78,311
6,025	BlackRock Core Bond Trust	80,434
9,000	BlackRock Corporate High Yield Fund, Inc.	98,280
7,600	BlackRock Credit Allocation Income Trust	100,016
4,450	BlackRock Taxable Municipal Bond Trust	99,636
2,350	Cohen & Steers Limited Duration Preferred & Income Fund, Inc.	59,573
3,400	First Trust Intermediate Duration Preferred & Income Fund	79,016
11,330	iShares iBoxx $ High Yield Corporate Bond ETF	994,547
15,045	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,710,616
11,500	iShares S&P U.S. Preferred Stock Index Fund	445,050

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Registered Investment Companies (45.1%)	Value
Fixed Income Funds/ETFs (38.7%) - continued
3,800	John Hancock Preferred Income Fund	$80,750
13,875	MFS Intermediate Income Trust	59,801
8,025	Nuveen Preferred Income Opportunities Fund	78,725
8,350	Nuveen Quality Preferred Income Fund II	79,659
18,500	PowerShares Senior Loan Portfolio	430,310
5,275	Prudential Global Short Duration High Yield Fund, Inc.	78,545
53,750	SPDR Bloomberg Barclays High Yield Bond ETF	1,984,987
11,950	Templeton Global Income Fund	79,467
10,700	Vanguard Short-Term Corporate Bond ETF	853,218
10,900	Western Asset High Income Fund II, Inc.	78,698
15,600	Western Asset High Income Opportunity Fund, Inc.	78,624

	Total	7,628,263

	Total Registered Investment Companies (cost $8,953,676)	8,899,237

Principal Amount	Long-Term Fixed Income (30.4%)	Value
Asset-Backed Securities (1.5%)
	DRB Prime Student Loan Trust
	2.890%, 6/25/2040, Ser.
172,368	2016-B, Class A2[d]	171,834
	Popular ABS Mortgage Pass-Through Trust
	4.230%, 11/25/2035, Ser.
125,000	2005-5, Class AF4	123,416

	Total	295,250

Capital Goods (0.6%)
	Cintas Corporation No. 2
4,000	2.900%, 4/1/2022	4,046
	General Electric Company
100,000	5.000%, 1/21/2021[e]	105,375
	Rockwell Collins, Inc.
4,000	1.950%, 7/15/2019[c]	4,003

	Total	113,424

Collateralized Mortgage Obligations (3.1%)
	Countrywide Alternative Loan Trust
	1.638%, 12/25/2035, Ser.
117,145	2005-69, Class A1[f]	103,281
	Mill City Mortgage Loan Trust
	2.750%, 11/25/2058, Ser.
100,000	2017-1, Class A1[d]	99,526
	WaMu Mortgage Pass Through Certificates
	2.662%, 11/25/2036, Ser.
112,802	2006-AR14, Class 1A1	100,512
	1.518%, 10/25/2046, Ser.
120,104	2006-AR13, Class 1Af	104,795
	Wells Fargo Mortgage Backed Securities Trust
	5.500%, 11/25/2021, Ser.
87,333	2006-17, Class A1	89,712

Principal Amount	Long-Term Fixed Income (30.4%)	Value
Collateralized Mortgage Obligations (3.1%) - continued
	5.500%, 4/25/2036, Ser.
$105,920	2006-4, Class 2A2	$101,321

	Total	599,147

Communications Services (1.0%)
	DISH Network Corporation, Convertible
160,000	3.375%, 8/15/2026[d]	193,300
	Viacom, Inc.
5,000	4.250%, 9/1/2023	5,129

	Total	198,429

Consumer Cyclical (0.1%)
	Ford Motor Credit Company, LLC
5,000	2.262%, 3/28/2019	5,012
4,000	3.336%, 3/18/2021	4,045
	General Motors Financial Company, Inc.
8,000	4.375%, 9/25/2021	8,411
	Hyundai Capital America
3,000	2.550%, 4/3/2020[c,d]	3,000
	McDonald’s Corporation
5,000	2.625%, 1/15/2022	4,995

	Total	25,463

Consumer Non-Cyclical (1.2%)
	Anthem, Inc., Convertible
65,000	2.750%, 10/15/2042	148,403
	Land O’Lakes, Inc.
75,000	7.250%, 4/4/2027[c,d,e]	75,469
	Medtronic Global Holdings SCA
5,000	1.700%, 3/28/2019	4,997
	Molson Coors Brewing Company
5,000	2.250%, 3/15/2020[d]	5,001

	Total	233,870

Energy (0.6%)
	ONEOK, Inc.
4,000	7.500%, 9/1/2023	4,671
	Petrobras Global Finance BV
4,000	8.375%, 5/23/2021	4,525
	TransCanada Trust
105,000	5.300%, 3/15/2077	103,753
	Williams Partners, LP
5,000	4.000%, 11/15/2021	5,173

	Total	118,122

Financials (8.9%)
	American Express Credit Corporation
3,000	2.200%, 3/3/2020	3,008
	Australia & New Zealand Banking Group, Ltd.
100,000	6.750%, 6/15/2026[d,e]	109,912
	BAC Capital Trust XIV
50,000	4.000%, 4/19/2017[e,f]	40,800
	Bank of Nova Scotia
4,000	2.700%, 3/7/2022	4,009
	Blackstone Mortgage Trust, Inc., Convertible
85,000	5.250%, 12/1/2018	97,378
	Capital One Financial Corporation
10,000	3.050%, 3/9/2022	9,986
	Commonwealth Bank of Australia
5,000	2.250%, 3/10/2020[d]	5,003

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (30.4%)	Value
Financials (8.9%) - continued
	Credit Agricole SA
$75,000	6.637%, 5/31/2017[d,e]	$70,922
50,000	8.125%, 12/23/2025[d,e]	53,250
	Credit Suisse Group AG
50,000	7.500%, 12/11/2023[d,e]	54,180
	Deutsche Bank AG
8,000	4.250%, 10/14/2021[d]	8,198
	Goldman Sachs Group, Inc.
4,000	2.600%, 12/27/2020	4,000
100,000	5.300%, 11/10/2026[e]	101,875
	ILFC E-Capital Trust II
100,000	4.910%, 12/21/2065[d,f]	94,000
	J.P. Morgan Chase Capital XXIII
100,000	2.039%, 5/15/2047[f]	86,375
	Macquarie Bank, Ltd.
200,000	6.125%, 3/8/2027[d,e]	201,000
	MetLife, Inc.
75,000	9.250%, 4/8/2038[d]	103,594
	MGIC Investment Corporation, Convertible
95,000	2.000%, 4/1/2020	138,403
	Realty Income Corporation
3,000	5.750%, 1/15/2021	3,302
	Royal Bank of Canada
5,000	2.125%, 3/2/2020	5,002
	Royal Bank of Scotland Group plc
100,000	7.500%, 8/10/2020[e]	98,625
	Societe Generale SA
100,000	8.000%, 9/29/2025[d,e]	102,250
	Standard Chartered plc
200,000	2.549%, 1/30/2027[d,e,f]	167,000
	State Street Capital Trust IV
100,000	2.131%, 6/15/2037[f]	87,625
	UBS Group Funding Switzerland AG
5,000	3.491%, 5/23/2023[d]	5,032
	USB Realty Corporation
120,000	2.169%, 1/15/2022[d,e,f]	102,000
	Ventas Realty, LP
4,000	3.100%, 1/15/2023	3,973
	Welltower, Inc.
4,000	4.950%, 1/15/2021	4,290

	Total	1,764,992

Foreign Government (1.5%)
	Brazil Government International Bond
52,000	2.625%, 1/5/2023	48,230
	Colombia Government International Bond
45,000	5.625%, 2/26/2044	48,938
	Hungary Government International Bond
42,000	5.750%, 11/22/2023	47,460
42,000	5.375%, 3/25/2024	46,743
	Indonesia Government International Bond
33,000	5.875%, 1/15/2024[d]	37,422
	Panama Government International Bond
21,000	6.700%, 1/26/2036	26,460
	Romania Government International Bond
22,000	4.375%, 8/22/2023[d]	23,210

Principal Amount	Long-Term Fixed Income (30.4%)	Value
Foreign Government (1.5%) - continued
$12,000	4.875%, 1/22/2024[d]	$13,020

	Total	291,483

Mortgage-Backed Securities (10.8%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
600,000	3.500%, 4/1/2047[c]	613,782
1,450,000	4.000%, 4/1/2047[c]	1,520,914

	Total	2,134,696

Technology (1.0%)
	Microchip Technology, Inc., Convertible
75,000	1.625%, 2/15/2027[d]	75,984
	Micron Technology, Inc., Convertible
45,000	2.125%, 2/15/2033	120,038

	Total	196,022

Transportation (<0.1%)
	Delta Air Lines, Inc.
4,000	2.875%, 3/13/2020	4,033

	Total	4,033

Utilities (0.1%)
	Edison International
3,000	2.125%, 4/15/2020	3,003
	Exelon Generation Company, LLC
4,000	2.950%, 1/15/2020	4,055
	Great Plains Energy, Inc.
4,000	2.500%, 3/9/2020	4,022

	Total	11,080

	Total Long-Term Fixed Income (cost $5,960,504)	5,986,011

Shares	Common Stock (3.0%)	Value
Consumer Discretionary (0.4%)
1,200	Tupperware Brands Corporation	75,264

	Total	75,264

Financials (2.0%)
15,800	Apollo Investment Corporation	103,648
11,250	Ares Capital Corporation	195,525
4,600	Solar Capital, Ltd.	104,006

	Total	403,179

Industrials (0.3%)
750	Macquarie Infrastructure Corporation	60,435

	Total	60,435

Real Estate (0.3%)
600	Crown Castle International
	Corporation	56,670

	Total	56,670

	Total Common Stock (cost $587,506)	595,548

Shares	Preferred Stock (2.9%)	Value
Consumer Staples (1.6%)
1,826	Bunge, Ltd., Convertible, 4.875%[e]	195,839
4,000	CHS, Inc., 6.750%[e]	111,960

	Total	307,799

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Shares	Preferred Stock (2.9%)	Value
Financials (1.3%)
2,000	Citigroup, Inc., 7.409%[f]	$53,300
2,000	Countrywide Capital V, 7.000%	51,580
2,000	GMAC Capital Trust I, 6.824%[f]	50,860
4,000	Morgan Stanley, 5.850%[e]	103,400

	Total	259,140

	Total Preferred Stock (cost $565,370)	566,939

Shares or Principal Amount	Short-Term Investments (27.2%)[g]	Value
	Thrivent Core Short-Term Reserve Fund
535,945	1.070%	5,359,448

	Total Short-Term Investments (cost $5,359,448)	5,359,448

	Total Investments (cost $23,692,675) 120.1%	$23,678,841

	Other Assets and Liabilities, Net (20.1%)	(3,967,005)

	Total Net Assets 100.0%	$19,711,836

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2017, the value of these investments was $1,774,107 or 9.0% of total net assets.
e	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2017.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ETF	-	Exchange Traded Fund
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$74,311
Gross unrealized depreciation	(88,145)

Net unrealized appreciation (depreciation)	($13,834)

Cost for federal income tax purposes	$23,692,675

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2017, in valuing Multidimensional Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	288,687	–	288,687	–
Capital Goods	306,173	–	306,173	–
Communications Services	579,972	–	579,972	–
Consumer Cyclical	375,063	–	250,376	124,687
Consumer Non-Cyclical	185,320	–	185,320	–
Financials	236,369	–	236,369	–
Technology	174,782	–	174,782	–
Transportation	125,292	–	125,292	–
Registered Investment Companies
Fixed Income Funds/ETFs	7,628,263	7,628,263	–	–
Equity Funds/ETFs	1,270,974	1,270,974	–	–
Long-Term Fixed Income
Asset-Backed Securities	295,250	–	295,250	–
Capital Goods	113,424	–	113,424	–
Collateralized Mortgage Obligations	599,147	–	599,147	–
Communications Services	198,429	–	198,429	–
Consumer Cyclical	25,463	–	25,463	–
Consumer Non-Cyclical	233,870	–	233,870	–
Energy	118,122	–	118,122	–
Financials	1,764,992	–	1,764,992	–
Foreign Government	291,483	–	291,483	–
Mortgage-Backed Securities	2,134,696	–	2,134,696	–
Technology	196,022	–	196,022	–
Transportation	4,033	–	4,033	–
Utilities	11,080	–	11,080	–
Common Stock
Consumer Discretionary	75,264	75,264	–	–
Financials	403,179	403,179	–	–
Industrials	60,435	60,435	–	–
Real Estate	56,670	56,670	–	–
Preferred Stock
Consumer Staples	307,799	307,799	–	–
Financials	259,140	259,140	–	–
Subtotal Investments in Securities	$18,319,393	$10,061,724	$8,132,982	$124,687

Other Investments *	Total
Short-Term Investments	5,359,448
Subtotal Other Investments	$5,359,448
Total Investments at Value	$23,678,841

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended March 31, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of March 31, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Multidimensional Income Fund, is as follows:

Fund	Value February 28, 2017	Gross Purchases	Gross Sales	Shares Held at March 31, 2017	Value March 31, 2017	Income Earned February 28, 2017 - March 31, 2017
Core Short-Term Reserve	$–	$22,205,911	$16,846,463	535,945	$5,359,448	$6,655
Total Value and Income Earned	$–				$5,359,448	$6,655

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

NOTES TO SCHEDULE OF INVESTMENTS

as of March 31, 2017

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”). The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Currency Translation – The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign

44

NOTES TO SCHEDULE OF INVESTMENTS

as of March 31, 2017

(unaudited)

exchange rates between the trade date and settlement date as ordinary income.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Funds may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – Each of the Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or

45

NOTES TO SCHEDULE OF INVESTMENTS

as of March 31, 2017

(unaudited)

depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – Each of the Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

During the three months ended March 31, 2017, Growth and Income Plus Fund and Diversified Income Plus Fund used treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.

During the three months ended March 31, 2017, Growth and Income Plus Fund and Diversified Income Plus Fund used equity futures to manage exposure to the equities market.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Swap Agreements – Each of the Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the

46

NOTES TO SCHEDULE OF INVESTMENTS

as of March 31, 2017

(unaudited)

Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

47

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 19, 2017	THRIVENT MUTUAL FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 19, 2017	By:	/s/ David S. Royal
David S. Royal
President

Date: May 19, 2017	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer